American Variable Insurance Series



"All experience is an arch, to build upon." - Henry Adams


Annual Report
for the year ended November 30, 1995

[begin sidebar]
About our cover: Henry Brooks Adams, the historian and great-grandson of U.S. President John Adams, noted that "all experience is an arch, to build upon." In Utah's Arches National Park, Delicate Arch stands firm, as it has for millennia. As you will see in the feature that begins on page 6, Capital Research and Management Company, the series' investment adviser, has had decades of experience building solid long-term investment results.
[end sidebar]
American Variable Insurance Series
Fund Results at a Glance

                                     TOTAL RETURNS

                                     at fiscal year-end (11/30/95)             at calendar year-end (12/31/95)



                                     1 Year       5-Year         10-Year        1 Year      5-Year       10-Year
                                                  Average        Average                    Average      Average
                                                  Annual         Annual                     Annual       Annual
                                                  Compound       Compound                   Compound     Compound
                                                  Return         Return                     Return       Return

Growth Fund                          +35.35%      +19.05%        +17.39%        +33.27%     +18.13%      +16.66%



page 10

International Fund (since            +10.78%      +11.29%        + 9.03%*       +12.68%     +11.32%      + 9.04%*
5/1/90)

page 15

Growth-Income Fund                   +33.14%      +15.94%        +14.06%        +32.99%     +15.35%      +13.39%

page 22

Asset Allocation Fund (since         +29.45%      +13.75%        +10.59%*       +29.56%     +13.52%      +10.69%*
8/1/89)

page 28

High-Yield Bond Fund                 +19.81%      +13.57%        +12.23%        +21.77%     +13.53%      +12.00%

page 33

U.S. Government/AAA-Rated            +14.73%      + 8.93%        + 8.73%        +15.38%     + 8.89%      + 8.42%

Securities Fund

page 37

Cash Management Fund                 + 5.65%      + 4.21%        + 5.69%        + 5.55%     + 4.17%      + 5.68%

page 40


*Figure reflects average annual return for the lifetime of the fund, which is shorter than the complete 10-year period.

This table shows the investment results for the funds in American Variable Insurance Series. The variable annuity and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here. Investment results as of November 30, 1995 are through the close of our most recent fiscal year. Investment results as of December 31, 1995 comply with a Securities and Exchange Commission requirement to report 1-year, 5-year and 10-year investment results as of the end of the most recent calendar quarter.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. UNIT PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE CONTRACT. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. UNITS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

DEAR INVESTORS:

Our 1995 fiscal year - representing the 12 months through November 30, 1995 - saw a remarkable turnaround in the U.S. financial markets. An unusual alignment of economic influences - moderate but steady economic growth, a mild inflation environment, declining interest rates and rising corporate profits - buoyed investor confidence and spurred major advances in both stock and bond prices. The Dow Jones Industrial Average continued its unprecedented climb, surging past the 5000 mark just nine months after reaching 4000 in February. Bond markets rallied as well, reversing their pattern from a year earlier.

American Variable Insurance Series, which serves as the underlying investment vehicle for your contract, benefited from the market's bounty. The value of all of the funds in the series appreciated in fiscal 1995, most of them substantially. These gains, along with positive cash flows into the funds, significantly increased the assets of the series.

The year's results stand in marked contrast to those of fiscal 1994. When we reported to you last year, the Federal Reserve was in the process of raising the federal funds rate - the rate that banks charge each other for overnight loans. Ultimately, it would move from 3% to 6% in seven steps over a 12-month period. This attempt to temper economic growth and keep inflation low had its desired effect. The U.S. economy continued to grow, but at a modest pace. The economy's perceived "soft landing" contributed significantly to the strength of U.S. financial markets in 1995.

Washington pitched in with good news as well. Investor confidence grew under the assumption that the new Republican Congress would continue to slow the growth of federal spending, and that a reduction in the capital gains tax rate could be expected. As a cautionary note, we would add that should the budget impasse continue, securities markets could be affected negatively.

Here are brief comments on the investment activities of each of the funds:

THE GROWTH FUND rose 35.4% for the 12 months ended November 30. Many U.S. corporations posted record earnings over the period, due in part to productivity gains, technological advances and a wave of restructurings across a number of industries. At the same time, declining interest rates lowered borrowing costs for businesses, encouraging them to expand. Electronic technology was one of the strongest market sectors over the period. It was also the fund's largest area of concentration. Among the fund's top gainers were Adobe Systems, a developer of desktop publishing (+104.9%); LSI Logic, a leading manufacturer of integrated circuits (+95.9%); and semiconductor giant Intel (+93.6%). Media businesses were strongly represented among our largest holdings as well. Many of these benefited from merger activity. At the other end of the spectrum, sluggish consumer spending caused several of our specialty retailer holdings to suffer. Given the strength of the technology sector, we reduced some of our holdings in that area during the last half of the year. This raised the fund's cash and equivalents position slightly, to 17% of assets, which gives us ample buying reserves should the market experience a correction.

THE INTERNATIONAL FUND posted a gain of 10.8% for fiscal 1995. U.S. financial markets found themselves a step ahead of their non-U.S. counterparts, many of which were grappling with the same economic uncertainties experienced here a year ago. Measured in U.S. dollars, every major international market but Switzerland lagged the United States. (In local currency, the U.S. market had the best investment performance of all major world markets.) Stock prices in Europe, the fund's largest geographic concentration, were lackluster for a variety of reasons, including higher interest rates as governments there attempted to keep inflation at bay. As always, the fund's analysts focused on the long-term prospects of individual companies rather than the short-term movements of local markets, and several of the fund's largest holdings were also among the greatest gainers: Orkla, a Norwegian marketer of consumer goods, posted a gain of 59.8%; British hotelier Forte increased by 41.3%; and ABN AMRO, the Netherlands' largest banking group, returned 28.7% for the period. On balance, the fund benefited from the strength in European currencies, while elsewhere in the world, fluctuations in currency values had a relatively minor effect on returns. In Japan, the fund's relatively small weighting offered some protection against a 3.8% decline in stock prices there, caused by a stubborn recession and a burgeoning bank crisis. Despite a somewhat sluggish 12-month period, international markets have done very well over longer time periods and we continue to believe they afford investors attractive opportunities for growth.

        INTERNATIONAL FUND
Where the Fund's Assets Are Invested
         (as of 11/30/95)

ASIA/PACIFIC                 Percent of
                             Net Assets

Australia                    6.9%

Japan                        5.2

Hong Kong                    4.5

New Zealand                  2.9

Korea                        2.6

                             22.1



EUROPE

United Kingdom               10.8

France                       6.6

Sweden                       6.4

Netherlands                  4.6

Germany                      3.7

Switzerland                  3.3

Spain                        2.8

Italy                        2.3

Norway                       2.3

Finland                      1.9

Denmark                      1.2

Belgium                      1.1

Ireland                      1.0

                             48.0



THE AMERICAS

Canada                       2.0

Mexico                       1.7

Brazil                       1.6

                             5.3



OTHER COUNTRIES              3.6



Cash & Equivalents           21.0

Total                        100.0%


THE GROWTH-INCOME FUND increased 33.1% for the year, due in part to the sharp rebound by companies in interest-rate-sensitive industries. The fund benefited from its large investments in banking and insurance companies such as Allstate, which rose 73.5%, and Citicorp, which gained 70.0% for the period. The fund also had large concentrations in health care, broadcasting & publishing and telecommunications, and many of the companies in those areas appreciated considerably. With continuing cash flow in a robust stock market, the fund's net assets increased 44% in the last 12 months. We used the opportunity to add to many current holdings, as well as purchase stocks of new companies, including several in the forest products and energy sectors. All told, we have added 23 companies to the fund's portfolio and eliminated 20 since we last reported to you six months ago. The fund's invested position was slightly reduced at year-end. It now holds 17% of its assets in cash and equivalents as a buying reserve.

THE ASSET ALLOCATION FUND posted a gain of 29.5% for the year. The fund provides an opportunity to benefit from market cycles in all three major asset classes, and this year it enjoyed virtually the best of all possible worlds. The fund's asset mix throughout the year reflected the relative gains in each market. On November 30, it held 70% in equities and 21% in bonds, with the remainder in cash and equivalents. The equity portion of the fund, which is similar to a conservative growth and income fund, concentrated on typically stable industries such as health care, banking and energy, many of which experienced substantial increases during the year. Financial services companies did particularly well and several of the fund's most profitable holdings were banks involved in recent merger talks. These included First Interstate Bancorp (+90.1%), BankAmerica (+55.2%) and First Fidelity Bancorporation (+63.1%). On the fixed-income side, declining longer term interest rates boosted bond prices and contributed significantly to the fund's investment results.

THE HIGH-YIELD BOND FUND rose 19.8% as the rebound in debt markets helped most of the fund's holdings recover last year's lost ground. High-yield bonds occupy a unique position in the fixed-income universe. Many of these issuers are young growth companies that have not yet achieved a high level of financial strength or stability. Others are mature companies that, for one reason or another, do not meet investment-grade standards. As a result, they offer higher yields than companies with more solid balance sheets and higher cash flows. They are sensitive not only to interest-rate swings, but also to the rise and fall of a company's fortunes. In that regard, they share many characteristics with stocks, and it was no surprise that the current strong stock market created an attractive environment for high-yield bonds as well. Our ongoing research effort has helped us uncover promising high-yielding opportunities. At fiscal year-end, the fund held about 73% of its assets in U.S. corporate bonds, 13% in non-U.S. securities and 7% in U.S. Treasury securities, with most of the balance in cash and equivalents.

THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND rose 14.7%. Roughly one-half of that amount represents interest income generated by the bonds in the portfolio. The other half reflects increases in the bonds' prices. (Bond prices tend to rise when interest rates decline, and vice versa.) Over the past 12 months, we took several steps to take better advantage of the bond market rally. First, we increased the fund's U.S. Treasury holdings. These securities tend to do well in an environment of declining yields because, unlike corporate bonds or mortgage pass-through securities, they typically cannot be paid off early. Second, we increased the fund's exposure to the bond market by reducing the cash position in the latter half of the year. While we believe that the current environment of moderate growth and low inflation should have positive consequences for fixed-income issues for some time, we are monitoring developments as they arise. In the meantime, the fund continues to find attractive investment opportunities among a variety of top-rated fixed-income obligations.

THE CASH MANAGEMENT FUND had a 5.6% return for the 12 months ended November 30. Short-term interest rates and money market yields continued to rise at the start of fiscal 1995. Since then, moderate economic growth, continued low inflation and a slowdown in consumer spending have led the Federal Reserve to loosen its hold on short-term credit. The Fed cut the federal funds rate by a quarter of a percentage point two times in the last six months - once in July and again after the close of the fiscal year. The fund maintains a high-quality orientation by investing only in money market instruments carrying the highest credit rating from Standard & Poor's and Moody's Investors Service, or those determined to be of comparable quality. At the close of the fiscal year, 94% of the fund's assets was concentrated in top-quality commercial paper. The fund can be used as a suitable base from which regular investments can be made into other funds.

As we look ahead to the coming year, economic prospects look bright. Of course, while years like the one just past are always welcome, investors would do well to remember that financial markets can - and do - move in both directions. In the meantime, we remain committed to helping you achieve your long-term goals by uncovering promising investment opportunities as they arise. On the following pages, we invite you to learn a little bit about how the series' investment adviser goes about looking for those opportunities.

We look forward to reporting to you again in six months.

Cordially,

/S/Thomas E. Terry
Chairman of the Board
American Variable Insurance Series

/S/James F. Rothenberg
President
American Variable Insurance Series

January 12, 1996

[begin sidebar]
American Variable Insurance Series is pleased to offer a new investment option beginning January 2, 1996. The Bond Fund provides investors with an opportunity to participate in virtually all types of debt markets. Although the fund will maintain a quality orientation, it has the flexibility to invest in a wide spectrum of fixed-income obligations to enhance returns. These include non-U.S. and lower rated bonds, as well as government and corporate bonds and mortgage-backed securities. The fund will be managed by Capital Research and Management Company, the investment adviser for all of the funds in American Variable Insurance Series. Please see your financial adviser for more information about this fund and its availability.
[end sidebar]

HOW A $10,000 INVESTMENT HAS GROWN
The charts at right show the growth of a $10,000 investment over the lifetimes of each of the investment portfolios in American Variable Insurance Series (with the exception of the Cash Management Fund, which is managed to provide preservation of principal). The tables below the charts show the average annual compound returns on an investment over various periods. The funds in American Variable Insurance Series have no sales charges. However, the variable annuity and life insurance contracts that use the series' funds involve certain fees and expenses not reflected here.

INVESTMENTS PRIMARILY IN STOCKS
GROWTH FUND
$57,940           Growth Fund
$57,739           S&P 500 Composite Index
$15,074           Consumer Price Index

                      ENDED         ENDED 12/31/95
                      11/30/95

One Year              +35.35%       +33.27%

Five Years            +19.05%       +18.13%

10 Years              +17.39%       +16.66%

Lifetime              +16.04%       +15.81%
(since 2/8/84)


INVESTMENTS IN BOTH STOCKS AND BONDS
ASSET ALLOCATION FUND
The indexes are unmanaged and do not reflect sales charges, commissions or expenses.
$21,273           S&P 500 Composite Index
$18,915           Asset Allocation Fund
$17,432           Salomon Bros. BIG Index/2/
$12,347           Consumer Price Index

                      ENDED         ENDED

                      11/30/95      12/31/95

One Year              +29.45%       +29.56%

Five Years            +13.75%       +13.52%

Lifetime              +10.59%       +10.69%

(since 8/1/89)


INVESTMENTS PRIMARILY IN STOCKS
INTERNATIONAL FUND
$16,202           International Fund
$14,724           MSCI EAFE Index/1/
$11,906           Consumer Price Index

                      ENDED         ENDED

                      11/30/95      12/31/95

One Year              +10.78%       +12.68%

Five Years            +11.29%       +11.32%

Lifetime              + 9.03%       + 9.04%

(since 5/1/90)


INVESTMENTS PRIMARILY IN BONDS
HIGH-YIELD BOND FUND
$42,307           High-Yield Bond Fund
$40, 806          Salomon Bros. High-Yield Index
$34,290           Salomon Bros. BIG Index/2/
$15,074           Consumer Price Index

                      ENDED         ENDED

                      11/30/95      12/31/95

One Year              +19.81%       +21.77%

Five Years            +13.57%       +13.53%

10 Years              +12.23%       +12.00%

Lifetime              +12.99%       +13.06%

(since 2/8/84)


INVESTMENTS PRIMARILY IN STOCKS
GROWTH-INCOME FUND
$57,739           S&P 500 Composite Index
$52,279           Growth-Income Fund
$15,074           Consumer Price Index

ENDED                 ENDED

                      11/30/95      12/31/95

One Year              +33.14%       +32.99%

Five Years            +15.94%       +15.35%

10 Years              +14.06%       +13.39%

Lifetime              +15.04%       +15.01%

(since 2/8/84)


INVESTMENTS PRIMARILY IN BONDS
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
$25,174           Salomon Bros. Treasury & Mortgage Index
$23,165           U.S. Govt./AAA-Rated Securities Fund
$14,092           Consumer Price Index

                      ENDED         ENDED

                      11/30/95      12/31/95

One Year              +14.73%       +15.38%

Five Years            + 8.93%       + 8.89%

10 Years3             + 8.73%       + 8.42%


/1/ Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far
East) Index

/2/Salomon Brothers Broad Investment-Grade (BIG) Bond Index

/3/The fund's lifetime is 10 years.

CAPITAL RESEARCH AND MANAGEMENT COMPANY:
AN ARCH TO BUILD UPON

HOW YOUR INVESTMENT ADVISER PUTS EXPERIENCE TO WORK
Any architect will tell you that whether you're adding a room to your house or erecting a 50-story office tower, you must start with a stable foundation. Without the proper support, your structure may lean to one side or you may end up with a building that crumbles under its own weight.

Like any building, a long-term investment portfolio needs a steady base to help it grow. The funds in American Variable Insurance Series are constructed on a solid foundation: the experienced professional management of their investment adviser, Capital Research and Management Company (CRMC).

With roots reaching back to 1931, the Capital organization, parent to CRMC, has provided prudent investment management for more than 60 years. In addition to advising American Variable Insurance Series, CRMC is the investment adviser for the 28 mutual funds in The American Funds Group, one of the nation's largest mutual fund families. CRMC's building blocks have been a time-tested investment philosophy, an extensive research network and talented professionals with investment management expertise. This broad base of experience and knowledge has helped Capital Research and Management Company achieve a history of consistently superior long-term investment results for its investors.

INTENSIVE RESEARCH:  CRMC'S WORLD OF EXPERIENCE
There are many things that can affect the value of an investment - changes in a company's business environment, economic policies, currency fluctuations, political events, even accounting standards, to name a few. Making an investment decision requires a global perspective on economies, markets and companies. This is true whether that investment is made abroad or right here in the United States.

[begin chart]
CRMC'S GLOBAL REACH*
1,175 research calls in Europe
5,010 research calls in North America
118 research calls in Africa
442 research calls in Latin America
64 research calls in the Middle East
2,642 research calls in Asia/Pacific Rim
228 research calls in Eastern Europe
*As of 12/31/94
[end chart]

CRMC set up its first research base outside the United States in the early 1960s, making it one of the first U.S. money managers to establish an international presence. What started as a single office in Geneva three decades ago has grown into a sophisticated research network operating out of nine offices on three continents. Each year, CRMC's research analysts - who hail from diverse cultural, business and national backgrounds - call on thousands of companies, government officials and other experts around the world in an effort to gain insight into the global marketplace and search for attractive investment opportunities.

CRMC's research effort is also supported by one of the world's largest databases, developed by one of Capital's own subsidiaries. The Morgan Stanley Capital International World, EAFE(R) (Europe, Australasia, Far East) and emerging markets indexes are produced by the Capital organization. They provide an industry-wide standard for statistical information on markets around the world. (The commercial rights were sold to Morgan Stanley in 1986.) The widely quoted periodical, Morgan Stanley Capital International Perspective, also compiled by Capital, provides information on more than 2,700 securities in 22 countries.

A UNIQUE SYSTEM FOR MANAGING ASSETS
A cornerstone of CRMC's investment management process is the multiple portfolio counselor system. Under this method, which has been employed since 1958, the assets of each fund are divided among several portfolio counselors, while another segment is assigned to Capital's research analysts. Portfolio counselors are "generalists" who select from a wide range of investments, while research analysts are "specialists" who buy and sell securities among the industry sectors they follow.

Each portion of the fund is managed independently, as though it constituted an entire fund. An investment committee, meanwhile, reviews transactions to ensure they're in keeping with the fund's objectives.

HOW ONE FUND WORKS: THE PORTFOLIO COUNSELORS OF THE GROWTH-INCOME FUND RESEARCH ANALYSTS
Jim Dunton
Claudia Huntington
Dina Perry
Jim Drasdo
Bob O'Donnell

[Photo Caption]
CRMC's building blocks have been a time-tested investment philosophy, an extensive research network and talented professionals with exceptional investment management expertise.
[End Photo Caption]

The Growth-Income Fund has five portfolio counselors, each of whom independently manages a portion of the fund's assets. A sixth segment is managed by a group of research analysts.

The illustration on the left shows how one fund works. The Growth-Income Fund has five portfolio counselors. Among them, these investment professionals have 91 years of experience with the Capital organization, providing a wealth of knowledge and skill that few organizations can match. Instead of investing in a specific industry or geographic region, each portfolio counselor assembles a portfolio of securities that resembles an entire fund. A sixth segment of the fund's portfolio is managed by a group of research analysts, who can invest in securities in industries or regions they follow.

The independence fostered by this system means that portfolio counselors can focus on those investments in which they have the greatest conviction. Diversity of opinion, untempered by the need for consensus, is perhaps the system's greatest strength. It has ensured that investors have the opportunity to benefit from the viewpoints and perspectives of a range of professionals with differing approaches and styles. Different investment styles have tended to smooth out the peaks and valleys of investing: The funds in American Variable Insurance Series have seldom had the best - or the worst - results in any given year, because when one counselor has had a poor year, his or her results have usually been offset by the success of one or more other counselors.

The multiple portfolio counselor system was designed to produce consistently strong long-term investment results, but it has also fostered an additional benefit. By not relying on a single manager, it has brought remarkable continuity to the organization's investment management efforts. When one counselor's responsibilities change, only a portion of the portfolio changes hands. Smooth and gradual transitions help CRMC's investment approach remain consistent.

Although each portfolio counselor may take a different approach to investing, all share a common conviction, and that is to maintain a long-term perspective. Rather than buy and sell based on short-term market fluctuations, they prefer to buy good companies at reasonable prices - and hold them for extended periods. A commitment to a long-term investment approach is another hallmark of Capital Research and Management Company.

A SEARCH FOR FUNDAMENTAL VALUE
Capital Research and Management Company takes a value-oriented approach to investing. Instead of following trends, analysts look for individual companies whose fundamental long-term prospects appear to be better than the market says they are. Research helps them uncover those opportunities. Before purchasing a security, an analyst may spend hundreds of hours studying the company or issuer's financial records, talking and meeting with managers, suppliers, customers and competitors, all in an effort to determine a company's prospects. Only then, and only if the price seems reasonable, will he or she recommend that security.

Research, value, independent thinking: Six decades of investing have taught us that these fundamentals can provide an arch of experience for building long-term goals.

[Sidebar]
WHAT DOES AN INVESTMENT ADVISER DO?
Capital Research and Management Company may not be a name you are familiar with, but as the adviser for all of the funds in the American Variable Insurance Series, it plays a key role in your variable annuity or variable life insurance contract. Each fund is a separate, fully managed portfolio of securities with distinct investment objectives and policies. It is CRMC's job to make investment decisions on your behalf that are in keeping with those objectives and policies.
[End Sidebar]

American Variable Insurance Series
GROWTH-INCOME FUND
Investment Portfolio - November 30, 1995
Equity-Type Securities       83.30%
Cash & Equivalents           16.70%
                                                   Percent
                                                   of Net
LARGEST INDIVIDUAL EQUITY HOLDINGS             Assets
AT&T                                                2.17%
Merck & Co.                                         1.38
Philip Morris Companies                             1.35
Aluminum Co. of America                             1.33
Boeing                                              1.32
WMX Technologies                                    1.29
Minnesota Mining and Manufacturing                  1.26
Potash Corp. of Saskatchewan                        1.19
Schering-Plough                                     1.16
Phillips Petroleum                                  1.03

                                                               Number         Market           Percent

                                                               of             Value            of Net

Stocks (common and preferred)                                  Shares         (000)            Assets



HEALTH & PERSONAL CARE - 7.79%

Merck & Co., Inc.                                              880,000        $54,450          1.38%

Schering-Plough Corp.                                          800,000        45,900           1.16

Pfizer Inc                                                     570,000        33,060           .84

American Home Products Corp.                                   330,000        30,112           .76

Bristol-Myers Squibb Co.                                       295,000        23,674           .60

Warner-Lambert Co.                                             260,000        23,205           .59

Eli Lilly and Co.                                              220,000        21,890           .55

Abbott Laboratories                                            500,000        20,312           .51

Pharmacia & Upjohn Inc. (formerly Upjohn Co.)                  384,250        13,785           .35

Johnson & Johnson                                              150,000        12,994           .33

Kimberly-Clark Corp.                                           155,800        11,977           .30

Tambrands Inc.                                                 150,000        7,819            .20

McKesson Corp.                                                 125,000        6,422            .16

Bausch & Lomb Inc.                                             67,400         2,435            .06

BANKING - 6.64%

Banc One Corp.                                                 666,250        25,401           .64

First Fidelity Bancorporation                                  300,000        22,012           .56

First Interstate Bancorp                                       150,000        20,100           .51

BankAmerica Corp.                                              310,000        19,724           .50

PNC Bank Corp.                                                 636,000        18,603           .47

Boatmen's Bancshares, Inc.                                     400,000        15,500           .39

SunTrust Banks, Inc.                                           225,000        15,356           .39

Chase Manhattan Corp.                                          240,000        14,610           .37

Fleet Financial Group, Inc.                                    300,000        12,525           .32

First Union Corp.                                              225,000        12,291           .31

Comerica Inc.                                                  296,000        11,063           .28

KeyCorp                                                        300,000        11,063           .28

Northern Trust Corp.                                           200,000        10,450           .26

Norwest Corp.                                                  300,000        9,900            .25

Bankers Trust New York Corp.                                   150,000        9,731            .25

CoreStates Financial Corp                                      250,000        9,687            .24

Bank of New York Co., Inc.                                     200,000        9,425            .24

J.P. Morgan & Co. Inc.                                         100,000        7,850            .20

Citicorp                                                       100,000        7,075            .18

BROADCASTING & PUBLISHING - 5.83%

Capital Cities/ABC, Inc.                                       320,000        39,560           1.00

Tele-Communications, Inc., Series A, TCI Group/1/              1,575,000      29,137           .74

E.W. Scripps Co., Class A                                      630,000        25,594           .65

News Corp. Ltd. (American Depositary Receipts)

 (Australia)                                                   800,000        16,800

News Corp. Ltd., preferred shares

 (American Depositary Receipts)                                400,000        7,550            .61

Time Warner Inc.                                               592,000        23,680           .60

Viacom Inc./1/                                                 335,000        16,164           .41

Gannett Co., Inc.                                              260,000        15,860           .40

Times Mirror Co., Series A                                     224,220        7,287

Times Mirror Co., preferred equity redemption

 cumulative stock, Series B                                    155,641        4,008            .28

Tele-Communications, Inc., Series A, Liberty

 Media Group/1/                                                393,750        11,025           .28

U S WEST Media Group/1/                                        588,200        10,587           .27

New York Times Co., Class A                                    344,300        10,157           .26

Tribune Co.                                                    140,000        9,030            .23

Cox Communications, Inc., Class A/1/                           196,892        3,938            .10

TELECOMMUNICATIONS- 5.61%

AT&T Corp.                                                     1,300,000      85,800           2.17

Telefonos de Mexico, SA de CV, Class L

 (American Depositary Receipts)(Mexico)                        788,800        26,030           .66

MCI Communications Corp.                                       859,800        23,000           .58

Sprint Corp.                                                   565,000        22,600           .57

U S WEST Communications, Inc.                                  588,200        18,381           .47

AirTouch Communications/1/                                     449,621        13,095           .33

Ameritech Corp.                                                175,000        9,625            .24

Pacific Telesis Group                                          300,000        9,000            .23

ALLTEL Corp.                                                   300,000        8,850            .22

SBC Communications Inc.                                        100,000        5,400            .14

 (formerly Southwestern Bell Corp.)

ENERGY SOURCES - 5.15%

Phillips Petroleum Co.                                         1,225,000      40,731           1.03

Amoco Corp.                                                    355,000        24,051           .61

Exxon Corp.                                                    305,000        23,600           .60

Valero Energy Corp.                                            785,000        20,312           .51

Royal Dutch Petroleum Co. (New York Registered

 Shares) (Netherlands)                                         145,000        18,614           .47

Unocal Corp.                                                   650,000        17,469           .44

Texaco Inc.                                                    235,000        17,390           .44

Tosco Corp.                                                    290,000        11,056           .28

Atlantic Richfield Co.                                         100,000        10,838           .28

Chevron Corp.                                                  200,000        9,875            .25

Murphy Oil Corp.                                               163,200        6,426            .16

TOTAL, Class B (American Depositary Receipts)                  102,454        3,163            .08
(France)

BUSINESS & PUBLIC SERVICES - 4.32%

WMX Technologies, Inc.                                         1,730,000      51,035           1.29

Dun & Bradstreet Corp.                                         580,000        36,177           .92

General Motors Corp., Class E                                  549,500        27,750           .70

Browning-Ferris Industries, Inc.                               500,000        15,062           .38

Federal Express Corp./1/                                       190,000        14,203           .36

Omnicom Group Inc.                                             170,000        11,348           .29

Pitney Bowes Inc.                                              175,000        7,831            .20

Ecolab Inc.                                                    250,000        7,188            .18

CHEMICALS - 3.59%

Monsanto Co.                                                   223,400        25,579           .65

Praxair, Inc.                                                  850,000        24,756           .63

Eastman Chemical Co.                                           325,000        21,328           .54

E.I. du Pont de Nemours and Co.                                275,000        18,287           .46

Dow Chemical Co.                                               230,000        16,301           .41

Imperial Chemical Industries PLC (American

 Depositary Receipts) (United Kingdom)                         200,000        9,350            .24

Great Lakes Chemical Corp.                                     100,000        7,113            .18

Engelhard Corp.                                                284,400        6,648            .17

PPG Industries, Inc.                                           140,000        6,353            .16

Betz Laboratories, Inc.                                        150,000        6,038            .15

MULTI-INDUSTRY - 3.57%

Minnesota Mining and Manufacturing Co.                         760,000        49,780           1.26

Harsco Corp.                                                   515,000        30,385           .77

Tenneco Inc.                                                   555,000        26,640           .67

Textron Inc.                                                   240,000        18,390           .47

AlliedSignal Inc.                                              200,000        9,450            .24

Hanson PLC (American Depositary Receipts)

 (United Kingdom)                                              420,000        6,405            .16

INSURANCE - 3.42%

SAFECO Corp.                                                   525,000        37,275           .94

Allstate Corp.                                                 889,055        36,451           .92

CIGNA Corp.                                                    120,000        13,200           .34

Liberty Corp.                                                  350,000        11,594           .29

St. Paul Companies, Inc.                                       120,000        6,720            .17

Arthur J. Gallagher & Co.                                      195,600        6,406            .16

General Re Corp.                                               40,000         5,985            .15

AMBAC Inc.                                                     129,900        5,732            .15

American General Corp.                                         120,000        4,065            .10

TIG Holdings, Inc.                                             150,000        4,050            .10

American International Group, Inc.                             41,250         3,702            .10

BEVERAGES & TOBACCO - 3.20%

Philip Morris Companies Inc.                                   610,000        53,527           1.35

Seagram Co. Ltd. (Canada)                                      1,050,000      38,325           .97

PepsiCo, Inc.                                                  435,000        24,034           .61

American Brands, Inc.                                          250,000        10,437           .27

FOREST PRODUCTS & PAPER - 3.19%

Union Camp Corp.                                               750,000        36,844           .93

ITT Rayonier Inc.                                              525,000        20,081           .51

International Paper Co.                                        350,000        13,344           .34

Federal Paper Board Co., Inc.                                  250,000        13,000           .33

Georgia-Pacific Corp.                                          150,000        11,662           .29

Weyerhaeuser Co.                                               250,000        11,313           .28

James River Corp. of Virginia                                  300,000        9,450            .24

Louisiana-Pacific Corp.                                        200,000        5,400            .14

Westvaco Corp.                                                 187,500        5,133            .13

AEROSPACE & MILITARY TECHNOLOGY - 3.12%

Boeing Co.                                                     715,000        52,106           1.32

Litton Industries, Inc./1/                                     461,200        20,696           .52

General Motors Corp., Class H                                  370,000        17,575           .45

Sundstrand Corp.                                               250,000        16,187           .41

United Technologies Corp                                       160,000        15,000           .38

Coltec Industries Inc./1/                                      160,000        1,760            .04

MERCHANDISING - 2.64%

Wal-Mart Stores, Inc.                                          1,404,000      33,696           .85

Giant Food Inc., Class A                                       450,000        14,513           .37

Walgreen Co.                                                   480,000        13,980           .35

May Department Stores Co.                                      300,000        13,088           .33

Sears, Roebuck and Co.                                         300,000        11,812           .30

J.C. Penney Co., Inc.                                          200,000        9,375            .24

Gap, Inc.                                                      100,000        4,525            .11

Melville Corp.                                                 112,400        3,498            .09

DATA PROCESSING & REPRODUCTION - 2.14%

International Business Machines Corp.                          375,000        36,234           .91

Xerox Corp.                                                    250,000        34,281           .87

Apple Computer, Inc.                                           280,500        10,694           .27

Novell, Inc./1/                                                212,000        3,578            .09

TRANSPORTATION: RAIL & ROAD - 2.03%

Conrail, Inc.                                                  460,000        32,142           .81

Union Pacific Corp.                                            425,000        28,794           .73

Norfolk Southern Corp.                                         245,000        19,294           .49

INDUSTRIAL COMPONENTS - 1.96%

Johnson Controls, Inc.                                         310,900        21,530           .54

Goodyear Tire & Rubber Co.                                     500,000        21,187           .54

Dana Corp.                                                     581,800        17,018           .43

Rockwell International Corp.                                   250,000        12,250           .31

TRW Inc.                                                       75,000         5,616            .14

METALS: NONFERROUS - 1.96%

Aluminum Co. of America                                        900,000        52,650           1.33

Inco Ltd. (Canada)                                             530,000        18,881           .48

Phelps Dodge Corp.                                             50,000         3,394            .08

Alumax Inc./1/                                                 80,000         2,660            .07

FOOD & HOUSEHOLD PRODUCTS - 1.96%

CPC International Inc.                                         400,000        27,500           .70

ConAgra, Inc.                                                  360,000        14,355           .36

Archer Daniels Midland Co.                                     700,000        12,075           .31

H.J. Heinz Co.                                                 375,000        11,953           .30

General Mills, Inc.                                            210,200        11,587           .29

MACHINERY & ENGINEERING - 1.74%

Caterpillar Inc.                                               300,000        18,413           .46

Deere & Co.                                                    516,600        16,983           .43

Ingersoll-Rand Co.                                             350,000        13,431           .34

Parker Hannifin Corp.                                          300,000        11,025           .28

Crompton & Knowles Corp.                                       700,000        9,100            .23

UTILITIES: ELECTRIC & GAS - 1.59%

Union Electric Co.                                             450,000        18,057           .46

Pacific Gas and Electric Co.                                   500,000        13,750           .35

Consolidated Edison Co. of New York, Inc.                      350,000        10,106           .25

Entergy Corp.                                                  350,000        9,756            .25

Detroit Edison Co.                                             200,000        6,525            .16

General Public Utilities Corp.                                 120,000        3,795            .09

Long Island Lighting Co.                                       62,200         1,065            .03

MISCELLANEOUS MATERIALS & COMMODITIES - 1.45%

Potash Corp. of Saskatchewan Inc. (Canada)                     680,000        47,005           1.19

Cleveland-Cliffs Inc                                           180,000        7,043            .18

TRINOVA Corp.                                                  100,000        3,075            .08

ELECTRONIC COMPONENTS - 1.41%

Intel Corp.                                                    400,000        24,350           .61

Motorola, Inc.                                                 240,000        14,700           .37

Micron Technology, Inc.                                        200,000        10,950           .28

Texas Instruments Inc.                                         100,000        5,787            .15

LEISURE & TOURISM - 1.16%

Walt Disney Co.                                                585,000        35,173           .89

Marriott International, Inc.                                   200,000        7,450            .19

Host Marriot Corp./1/                                          240,000        3,090            .08

FINANCIAL SERVICES - 1.11%

Household International, Inc.                                  300,000        18,750           .47

Beneficial Corp.                                               200,000        10,150           .26

American Express Co.                                           170,000        7,225            .18

ADVANTA Corp., Class A                                         100,000        4,150            .10

Capital One Financial Corp.                                    150,000        3,788            .10

RECREATION & OTHER CONSUMER PRODUCTS - 1.07%

Eastman Kodak Co.                                              220,000        14,960           .38

American Greetings Corp., Class A                              380,000        10,355           .26

Stanley Works                                                  200,000        10,125           .26

Polaroid Corp.                                                 150,000        6,919            .17

AUTOMOBILES - 0.97%

General Motors Corp.                                           500,000        24,250           .61

Ford Motor Co., Class A                                        500,000        14,125           .36

ENERGY EQUIPMENT - 0.96%

Western Atlas Inc./1/                                          346,800        16,603           .42

Schlumberger Ltd. (Netherlands Antilles)                       170,000        10,795           .27

Cooper Industries, Inc.                                        179,802        6,563            .17

Cooper Cameron Corp./1/                                        157,945        4,106            .10

ELECTRICAL & ELECTRONICS - 0.60%

General Electric Co.                                           350,000        23,537           .60

TRANSPORTATION: AIRLINES - 0.46%

AMR Corp./1/                                                   175,000        13,409           .34

Delta Air Lines, Inc.                                          60,000         4,658            .12

APPLIANCES & HOUSEHOLD DURABLES - 0.34%

Corning Inc.                                                   300,000        9,038            .23

LADD Furniture, Inc.                                           326,466        4,366            .11

TEXTILES & APPAREL - 0.30%

VF Corp.                                                       230,000        11,960           .30

MISCELLANEOUS

Other stocks in initial period of acquisition                                 73,190           1.85

                                                                              -                -

TOTAL STOCKS (COST: $2,458,738,000)                                           3,286,346        83.13

                                                                              -                -

                                                               Principal

                                                               Amount

CONVERTIBLE DEBENTURES                                         (000)



ELECTRONIC COMPONENTS - 0.17%

Seagate Technology 5.00% 2003/2/                               $3,280         6,790            .17

                                                                              -                -

TOTAL CONVERTIBLE DEBENTURES (COST: $3,543,000)                               6,790            .17

                                                                              -                -

TOTAL EQUITY-TYPE SECURITIES (COST: $2,462,281,000)                           3,293,136        83.30

                                                                              -                -

SHORT-TERM SECURITIES



CORPORATE SHORT-TERM NOTES - 15.95%

Xerox Corp. 5.68%-5.70% due 12/5/95-1/18/96                    74,100         73,660           1.86

Procter & Gamble Co. 5.65%-5.67% due 12/28/95-1/18/96          63,300         62,901           1.59

Wal-Mart Stores, Inc. 5.68%-5.70% due 12/5-12/15/95            62,200         62,119           1.57

J.C. Penney Funding Corp. 5.68% due 1/18-1/22/96               50,000         49,595           1.25

CIT Group Holdings, Inc. 5.70%-5.75% due                       47,200         47,141           1.19
12/1-12/18/95

Pitney Bowes Inc. 5.66%-5.68% due 12/14/95-1/31/96             47,200         46,937           1.19

Pfizer Inc 5.70% due 12/8/95/2/                                45,500         45,442           1.15

Coca-Cola Co. 5.68%-5.70% due 12/13-12/14/95/2/                44,100         44,006           1.11

Beneficial Corp. 5.69%-5.75% due 12/7/95-1/2/96                44,000         43,872           1.11

AT&T Corp. 5.59%-5.70% due 12/21/95-2/27/96                    42,600         42,293           1.07

General Electric Capital Corp. 5.69%-5.70%

 due 12/4-12/11/95                                             34,800         34,761           .88

Motorola, Inc. 5.70% due 12/29/95                              30,000         29,862           .76

Sara Lee Corp. 5.67%-5.68% due 12/28-12/29/95                  24,100         23,993           .61

National Rural Utilities Cooperative Finance Corp.

 5.68% due 1/19/96                                             18,200         18,058           .46

Nordstrom Credit Inc. 5.70% due 12/26/95                       5,900          5,876            .15

                                                                              -                -

TOTAL SHORT-TERM SECURITIES (COST: $630,521,000)                              630,516          15.95

                                                                              -                -

TOTAL INVESTMENT SECURITIES (COST: $3,092,802,000)                            3,923,652        99.25

Excess of money market account, cash

 and receivables over payables                                                29,617           .75

                                                                              -                -

NET ASSETS                                                                    $3,953,269       100.00%

                                                                              ============     ========




/1/ Non-income-producing securities.

/2/ Purchased in a private placement transaction; resale potential extends only to qualifed institutional buyers.

See Notes to Financial Statements

Equity-type securities appearing in the portfolio since May 31, 1995
--------------------------------------------------------------------
AMBAC
Archer Daniels Midland
Boatmen's Bancshares
Chevron
Cooper Cameron
CoreStates Financial
Ecolab
Federal Paper Board
Gap
General Mills
Georgia-Pacific
Great Lakes Chemical
International Paper
KeyCorp
Kimberly-Clark
Liberty
Louisiana-Pacific
Murphy Oil
Polaroid
Tambrands
U S WEST Media Group
Union Electric
Viacom

Equity-type securities eliminated from the portfolio
since May 31, 1995
-----------------------------------------------------
Baxter International
Bell Atlantic
British Petroleum
CBS
Central and South West
Chubb
First Tennessee National
General Signal
GTE
Hubbell
Huntington Bancshares
Limited
Microsoft
Mobil
Oracle Systems
Signet Banking
Student Loan Marketing
UAL
Wachovia
Wells Fargo

AMERICAN VARIABLE INSURANCE SERIES
GROWTH FUND
Investment Portfolio November 30, 1995
EQUITY-TYPE SECURITIES     83.22%
CASH & EQUIVALENTS         16.78%

                                                                    Percent

                                                                    Of Net

Largest Individual Equity Holdings                                  Assets

---------------------------------                                   --------

Walt Disney                                                         2.72

Intel                                                               2.39

Viacom                                                              2.31

United HealthCare                                                   1.97

LSI Logic                                                           1.89

Adobe Systems                                                       1.81

Capital Cities/ABC                                                  1.67

Tele-Communications, TCI Group                                      1.67

Turner Broadcasting System                                          1.66

Silicon Graphics                                                    1.59



                                                                                    Market          Percent

                                                                    Number of       Value           of Net

Stocks (common and preferred)                                       Shares          (000)           Assets

--------------------------------------------                        ---------       -------         -------

BROADCASTING & PUBLISHING- 14.05%

Viacom Inc., Class B/1/                                             1,513,500       $73,026         2.31%

Capital Cities/ABC, Inc.                                            427,000         52,788          1.67

Tele-Communications, Inc., Series A, TCI Group/1/                   2,849,950       52,724          1.67

Turner Broadcasting System, Inc., Class B                           1,865,100       52,223          1.66

News Corp. Ltd. (American Depositary Receipts)

 (Australia)                                                        1,270,000       26,670

News Corp. Ltd., preferred shares (American                                                         1.23

 Depositary Receipts)                                               635,000         11,986

Time Warner Inc.                                                    933,000         37,320          1.18

BHC Communications, Inc., Class A                                   286,189         25,793          .82

Tele-Communications, Inc., Series A, Liberty

 Media Group/1/                                                     819,187         22,937          .73

LIN Television Corp./1/                                             591,300         17,000          .54

Gaylord Entertainment Co., Class A                                  660,000         16,665          .53

Cablevision Systems Corp., Class A/1/                               240,000         13,320          .42

Comcast Corp., Class A, special stock                               500,000         9,875           .31

United International Holdings, Inc., Class A/1/                     685,000         9,590           .30

New York Times Co., Class A                                         300,000         8,850           .28

Infinity Broadcasting Corp., Class A/1/                             168,750         5,400           .17

Jones Intercable, Inc., Class A/1/                                  370,000         4,856           .15

Adelphia Communications Corp., Class A/1/                           350,000         2,625           .08

BUSINESS & PUBLIC SERVICES- 13.82%

United HealthCare Corp.                                             990,000         62,246          1.97

America Online, Inc./1/                                             1,123,800       45,935          1.46

CUC International Inc./1/                                           1,207,500       45,885          1.45

Columbia/HCA Healthcare Corp.                                       665,000         34,331          1.09

 (formerly Columbia Healthcare Corp.)

WMX Technologies, Inc.                                              1,060,000       31,270          .99

FHP International Corp./1/                                          960,000         27,840          .88

General Motors Corp., Class E                                       525,000         26,513          .84

Federal Express Corp./1/                                            350,000         26,163          .83

Oxford Health Plans, Inc./1/                                        289,500         21,713          .69

ADT Ltd./1/                                                         1,255,000       17,570          .56

Avery Dennison Corp.                                                310,000         14,764          .47

PacifiCare Health Systems, Inc., Class B/1/                         165,000         14,314          .45

Value Health, Inc./1/                                               500,000         12,563          .40

Ecolab Inc.                                                         350,000         10,063          .31

U.S. Healthcare, Inc.                                               200,000         9,100           .29

Apria Healthcare Group Inc./1/                                      300,000         9,075           .29

Pitney Bowes Inc.                                                   150,000         6,713           .21

H&R Block, Inc.                                                     150,000         6,675           .21

Ceridian Corp./1/                                                   150,000         6,300           .20

Dun & Bradstreet Corp.                                              50,000          3,119           .09

BHA Group, Inc., Class A                                            195,000         2,730           .09

Air & Water Technologies Corp., Class A/1/                          285,000         1,568           .05

DATA PROCESSING & REPRODUCTION- 9.68%

Adobe Systems Inc.                                                  842,100         56,947          1.81

Silicon Graphics, Inc./1/                                           1,370,000       50,005          1.59

Digital Equipment Corp./1/                                          650,000         38,269          1.21

Sybase, Inc./1/                                                     1,041,900       36,597          1.16

Oracle Corp.(formerly Oracle Systems Corp.)/1/                      675,000         30,628          .97

Mentor Graphics Corp./1/                                            1,000,000       20,125          .64

Compuware Corp./1/                                                  945,000         19,372          .61

International Business Machines Corp.                               175,000         16,909          .54

Autodesk, Inc.                                                      400,000         14,100          .45

Structural Dynamics Research Corp./1/                               475,000         9,678           .31

Sequent Computer Systems, Inc./1/                                   350,000         5,556           .18

Tandem Computers Inc./1/                                            440,000         5,500           .17

Data General Corp./1/                                               100,000         1,212           .04

Tripos, Inc./1/                                                     19,333          150             .00

ELECTRONIC COMPONENTS- 8.96%

Intel Corp.                                                         1,240,400       75,509          2.39

LSI Logic Corp./1/                                                  1,420,000       59,462          1.89

Texas Instruments Inc.                                              570,000         32,989          1.05

Analog Devices, Inc./1/                                             600,000         22,200          .70

SCI Systems, Inc./1/                                                646,263         21,650          .69

Seagate Technology/1/                                               400,000         21,100          .67

National Semiconductor Corp./1/                                     945,000         20,199          .64

Park Electrochemical Corp.                                          250,000         7,594           .24

Newbridge Networks Corp. (Canada)/1/                                150,000         6,394           .20

Rogers Corp./1/                                                     190,800         4,627           .15

Actel Corp./1/                                                      300,000         3,975           .13

Motorola, Inc.                                                      42,000          2,572           .08

ANTEC Corp./1/                                                      150,000         2,175           .07

Advanced Micro Devices, Inc./1/                                     100,000         2,050           .06

LEISURE & TOURISM- 5.81%

Walt Disney Co.                                                     1,425,000       85,678          2.72

Harrah's Entertainment, Inc./1/                                     825,000         20,522          .65

Mirage Resorts, Inc./1/                                             600,000         20,325          .64

Circus Circus Enterprises, Inc./1/                                  725,000         20,119          .64

Marriott International, Inc.                                        500,000         18,625          .59

Host Marriott Corp./1/                                              765,000         9,849           .31

Luby's Cafeterias, Inc.                                             250,000         5,500           .17

Promus Hotel Corp./1/                                               126,100         2,790           .09

BANKING- 3.09%

Mercantile Bancorporation Inc.                                      517,500         23,740          .75

Banc One Corp.                                                      530,750         20,235          .64

Commerce Bancshares, Inc.                                           408,187         15,256          .48

Northern Trust Corp.                                                245,000         12,801          .41

BayBanks, Inc.                                                      132,200         10,973          .35

Charter One Financial, Inc.                                         250,000         8,000           .25

Huntington Bancshares Inc.                                          273,750         6,673           .21

TELECOMMUNICATIONS- 3.07%

MCI Communications Corp.                                            1,120,000       29,960          .95

AirTouch Communications/1/                                          975,000         28,397          .90

Vanguard Cellular Systems, Inc./1/                                  819,200         18,534          .59

Centennial Cellular Corp./1/                                        300,000         5,700           .18

United States Cellular Corp./1/                                     144,000         5,040           .16

Cellular Communications, Inc., convertible

 preferred/1/                                                       100,704         4,821           .15

Associated Group, Inc., Class A/1/                                  93,750          1,687

 (formerly Associated Communications Corp.)

Associated Group, Inc., Class B/1/                                  93,750          1,687           .11

Cellular Communications of Puerto Rico, Inc./1/                     37,500          1,003           .03

MERCHANDISING- 3.06%

Barnes & Noble, Inc./1/                                             625,000         22,969          .73

Wal-Mart Stores, Inc.                                               950,000         22,800          .72

Home Shopping Network, Inc./1/                                      1,300,000       12,187          .39

Staples, Inc./1/                                                    474,375         12,097          .38

Gap, Inc.                                                           150,000         6,787           .21

Spiegel, Inc., Class A                                              752,600         6,773           .21

Michaels Stores, Inc./1/                                            300,000         4,950           .16

Circuit City Stores, Inc.                                           150,000         4,350           .14

Toys "R" Us, Inc./1/                                                160,000         3,720           .12

INSURANCE- 2.68%

EXEL Ltd. (Incorporated in Bermuda)                                 405,000         25,262          .80

Transatlantic Holdings, Inc.                                        270,000         18,563          .59

Progressive Corp.                                                   250,000         11,125          .35

NAC Re Corp.                                                        285,000         9,405           .30

TIG Holdings, Inc.                                                  325,000         8,775           .28

Trenwick Group Inc.                                                 148,400         7,606           .24

NYMAGIC, Inc.                                                       218,300         3,629           .12

RECREATION & OTHER CONSUMER PRODUCTS- 2.12%

Mattel, Inc.                                                        1,277,031       35,757          1.13

Duracell International Inc.                                         277,000         14,681          .47

Nintendo Co., Ltd. (Japan)                                          135,000         10,588          .34

Hasbro, Inc.                                                        185,000         5,642           .18

CHEMICALS- 2.09%

Valspar Corp.                                                       660,000         26,978          .86

Great Lakes Chemical Corp.                                          275,000         19,559          .62

Loctite Corp.                                                       250,000         12,219          .39

Engelhard Corp.                                                     284,400         6,648           .21

Lubrizol Corp.                                                      11,000          315             .01

HEALTH & PERSONAL CARE- 1.86%

Forest Laboratories, Inc./1/                                        330,000         14,025          .45

Genetics Institute, Inc./1/                                         260,000         11,407          .36

Nellcor Puritan Bennett Inc./1/                                     150,000         8,625           .27

 (formerly Puritan-Bennett Corp.)

Tambrands Inc.                                                      150,000         7,819           .25

SEQUUS Pharmaceuticals, Inc./1/                                     300,000         3,750

 (formerly Liposome Technology, Inc.)

SEQUUS Pharmaceuticals, Inc., convertible reset                     24,000          984             .16
preferred/1/ /2/

SEQUUS Pharmaceuticals, Inc., warrants expire 1998/1/               40,416          192

Johnson & Johnson                                                   48,800          4,227           .13

Bausch & Lomb Inc.                                                  100,000         3,612           .11

Alpha-Beta Technology, Inc./1/                                      200,000         1,325           .04

Pharmacia & Upjohn, Inc. (formerly Upjohn Co.)                      36,250          1,300           .04

Paragon Trade Brands, Inc./1/                                       42,600          889             .03

Perrigo Co./1/                                                      35,000          459             .02

TRANSPORTATION: AIRLINES- 1.83%

Southwest Airlines Co.                                              1,491,900       37,298          1.18

AMR Corp./1/                                                        195,000         14,942          .47

Delta Air Lines, Inc.                                               75,000          5,822           .18

ELECTRICAL & ELECTRONICS- 1.42%

Telefonaktiebolaget LM Ericsson, Class B (American

 Depositary Receipts) (Sweden)                                      1,284,500       30,507          .97

Nokia Corp., Class A (American Depositary Receipts)

 (Finland)                                                          260,000         14,105          .45

ENERGY EQUIPMENT- 0.84%

Schlumberger Ltd. (Netherlands Antilles)                            295,000         18,733          .59

Reading & Bates Corp./1/                                            600,000         7,875           .25

TEXTILES & APPAREL- 0.82%

Fruit of the Loom, Inc./1/                                          925,000         17,922          .57

Phillips-Van Heusen Corp.                                           750,000         7,781           .25

BEVERAGES & TOBACCO- 0.71%

Philip Morris Companies Inc.                                        160,000         14,040          .45

PepsiCo, Inc.                                                       150,000         8,287           .26

ENERGY SOURCES- 0.61%

Murphy Oil Corp.                                                    275,000         10,828          .34

Noble Affiliates, Inc.                                              226,500         6,144           .19

HS Resources, Inc./1/                                               200,000         2,675           .08

FINANCIAL SERVICES- 0.52%

Federal National Mortgage Assn.                                     150,000         16,425          .52

APPLIANCES & HOUSEHOLD DURABLES- 0.37%

Mohawk Industries, Inc./1/                                          650,000         11,538          .37

ELECTRONIC INSTRUMENTS- 0.32%

Applied Materials, Inc./1/                                          208,000         10,114          .32

METALS: STEEL- 0.21%

Nucor Corp.                                                         130,000         6,484           .21

MACHINERY & ENGINEERING- 0.16%

Caterpillar Inc.                                                    80,000          4,910           .16

FOREST PRODUCTS & PAPER- 0.13%

ITT Rayonier Inc.                                                   105,000         4,016           .13

CONSTRUCTION & HOUSING- 0.11%

Stone & Webster, Inc.                                               90,000          3,330           .11

MULTI-INDUSTRY- 0.06%

Textron Inc.                                                        20,000          1,532           .05

Tenneco Inc.                                                        7,900           379             .01

TRANSPORTATION: RAIL & ROAD- 0.04%

Southern Pacific Rail Corp./1/                                      46,720          1,115           .04

AEROSPACE & MILITARY TECHNOLOGY- 0.03%

Litton Industries, Inc./1/                                          20,000          898             .03

MISCELLANEOUS

Other stocks in initial period of acquisition                                       133,810         4.24

                                                                                    --------        ------

TOTAL STOCKS (cost: $1,809,811,000)                                                 2,609,066       82.71

                                                                                    --------        ------



                                                                    Principal

                                                                    Amount

Convertible Debentures                                              (000)

-----------------------------                                       ---------       --------        ------

HEALTH & PERSONAL CARE- 0.51%

Omnicare, Inc. 5.75% 2003                                           $6,350          15,939          .51%

                                                                                    ------          ------

TOTAL CONVERTIBLE DEBENTURES (cost: $12,754,000)                                    15,939          .51

                                                                                    ------          ------

TOTAL EQUITY-TYPE SECURITIES (cost: $1,822,565,000)                                 2,625,005       83.22







Short-Term Securities

--------------------------------                                    --------        ------          ------

CORPORATE SHORT-TERM NOTES- 16.68%

Xerox Corp. 5.68%-5.70% due 12/5/95-1/17/96                         52,500          52,127          1.65

Wal-Mart Stores, Inc. 5.68%-5.70%

 due 12/7-12/15/95                                                  48,655          48,570          1.54

CPC International Inc. 5.64%-5.72%

 due 12/5/95-2/20/96/2/                                             40,000          39,623          1.26

Beneficial Corp. 5.70%-5.75% due 12/6/95-1/2/96                     39,400          39,314          1.25

Pitney Bowes Credit Corp 5.66%-5.67%

 due 12/20/95-1/31/96                                               36,800          36,551          1.16

Procter & Gamble Co. 5.66%-5.67%

 due 12/28/95-1/18/96                                               36,300          36,058          1.14

Hewlett-Packard Co. 5.60%-5.65% due 1/16-2/13/96                    34,425          34,136          1.08

AT&T Corp. 5.64%-5.70% due 12/21/95-1/29/96                         34,300          34,085          1.08

J.C. Penney Funding Corp. 5.68% due 1/18-1/22/96                    33,700          33,431          1.06

National Rural Utilities Cooperative Finance Corp.

 5.68%-5.69% due 12/7/95-1/19/96                                    31,800          31,719          1.01

Coca-Cola Co. 5.68%-5.70% due 12/13-12/14/95/2/                     30,900          30,834          .98

Hershey Foods Corp. 5.70% due 12/20/95                              25,000          24,921          .79

Sara Lee Corp. 5.67% due 12/28/95                                   24,700          24,591          .78

American Express Credit Corp. 5.67%-5.70%

 due 12/1/95-1/9/96                                                 21,600          21,531          .68

General Electric Capital Corp. 5.69% due 12/4/95                    21,350          21,336          .67

H.J. Heinz Co. 5.70% due 12/18/95-1/12/96                           12,400          12,335          .39

Nordstrom Credit Inc. 5.70% due 12/26/95                            4,100           4,083           .13

Associates Corp. of North America 5.89% due 12/1/95                 1,100           1,100           .03

                                                                                    -------         -----

TOTAL SHORT-TERM SECURITIES (cost: $526,349,000)                                                    526,345

                                                                                    -------         -----

TOTAL INVESTMENT SECURITIES (cost: $2,348,914,000)                                                  3,151,350

Excess of money market account, cash and

 receivables over payables                                                          3,091           .10

                                                                                    -------         -----

NET ASSETS                                                                          $3,154,441      100.00%

                                                                                    =======         =====




/1/ Non-income-producing securities.

/2/ Purchased in a private placement transaction; resale potential extends only to qualified institutional buyers.

See Notes to Financial Statements
------------------------------------------------
Equity-type securities appearing in the portfolio
 since May 31, 1995
------------------------------------------------
Apria Healthcare Group
Charter One Financial
Compuware
Ecolab
Fruit of the Loom
Gap
H&R Block
Harrah's Entertainment
HS Resources
Michaels Stores
Nintendo
Nucor
Progressive
Reading & Bates
Wal-Mart Stores
----------------------------------------------------
Equity-type securities eliminated from the portfolio
 since May 31, 1995
----------------------------------------------------
American Re
Apple Computer
Bay Networks
Biogen
CBS
Compaq Computer
Cordis
Cyrix
Dell Computer
Electronic Arts
Humana
Jefferson Smurfit
LIN Broadcasting
Lotus Development
McWhorter
Micron Technology
Microsoft
Ralston Purina
Raychem
ShopKo Stores
Xilinx

AMERICAN VARIABLE INSURANCE SERIES
HIGH-YIELD BOND FUND
INVESTMENT PORTFOLIO - NOVEMBER 30, 1995 (Unaudited)

U.S. CORPORATE BONDS            72.98%
NON-U.S. CORPORATE BONDS        11.42%
U.S. GOVERNMENT BONDS            7.35%
NON-U.S. GOVERNMENT BONDS        1.83%
CASH & EQUIVALENTS               6.16%
STOCKS                            .26%

                                                                    Percent

                                                                    of Net

LARGEST CORPORATE HOLDINGS                                          Assets

Container Corp. of America                                          2.73%

MSF Communications                                                  2.64

California Energy                                                   2.55

Rogers Cantel Mobile Communications                                 2.52

Thrifty PayLess                                                     2.42

Foodmaker                                                           2.20

Bell Cablemedia                                                     1.99

Marvel Holdings                                                     1.98

Coltec Industries                                                   1.96

Fort Howard Corp.                                                   1.95



                                                                    Principal       Market         Percent

                                                                    Amount          Value          Of Net

BONDS & NOTES                                                       (000)           (000)          Assets

CELLULAR, PAGING & WIRELESS COMMUNICATIONS - 17.93%

Rogers Cantel Mobile Communications Inc. 10.75% 2001                $10,248         $10,786

Rogers Cantel Mobile Communications Inc. 11.125% 2002               2,500           2,662          2.52%

PanAmSat, LP 9.75% 2000                                             8,000           8,400

PanAmSat, LP 0%/11.375% 2003 /1/                                    2,000           1,610          1.87

Centennial Cellular Corp. 8.875% 2001                               10,000          9,775          1.83

MobileMedia Communications, Inc. 0%/10.50% 2003 /1/                 12,750          9,690          1.81

Horizon Cellular Telephone Co., LP

 0%/11.375% 2000/1/                                                 8,500           7,310          1.37

CellNet Data Systems, Inc. 0%/13.00% 2005 /1/ /2/                   14,000          6,897          1.29

Paging Network, Inc. 11.75% 2002                                    5,800           6,395          1.20

PriCellular Wireless Corp. 0%/12.25% 2003 /1/                       5,500           4,235

PriCellular Wireless Corp. 0%/14.00% 2001 /1/                       1,500           1,305          1.04

NEXTEL Communications, Inc. 0%/11.50% 2003 /1/ /3/                  5,500           3,314

NEXTEL Communications, Inc. 0%/9.75% 2004 /1/ /3/                   4,000           2,070          1.01

CenCall Communications Corp. 0%/10.125% 2004 /1/                    8,000           4,300          .80

Cellular Communications International, Inc., Units 0%

 2000                                                               6,500           3,851          .72

Cellular, Inc. 0%/11.75% 2003 /1/                                   4,500           3,499          .65

Heartland Wireless Communications, Inc., Units

 13.00% 2003 /2/                                                    3,000           3,405          .64

Comunicacion Celular SA 0%/13.125% 2003 /1/ /2/                     5,000           2,756          .52

Dial Call Communications, Inc. 0%/12.25% 2004 /1/                   5,000           2,725          .51

CAI Wireless Systems, Inc. 12.25% 2002                              750             787            .15

FOREST PRODUCTS & PAPER - 8.42%

Container Corp. of America 9.75% 2003                               11,750          11,544

Container Corp. of America 11.25% 2004                              2,000           2,050

Container Corp. of America 10.75% 2002                              1,000           1,012          2.73

Fort Howard Corp. 9.25% 2001                                        4,250           4,314

Fort Howard Corp. 8.25% 2002                                        3,000           2,910

Fort Howard Corp. 11.00% 2002 /4/                                   1,873           1,950

Fort Howard Corp. 9.00% 2006                                        1,250           1,219          1.95

Riverwood International Corp. 10.75% 2000                           4,000           4,280

Riverwood International Corp. 11.25% 2002                           1,000           1,072

Riverwood International Corp. II 10.75% 2000                        500             531            1.10

P T Indah Kiat Pulp & Paper Corp. 8.875% 2000 /2/                   4,750           4,418

P T Indah Kiat Pulp & Paper Corp., Series B, 11.875%

 2002                                                               1,000           1,005          1.02

Pacific Lumber Co. 10.50% 2003                                      4,000           3,760          .70

MAXXAM Group Inc. 11.25% 2003                                       2,000           1,960          .37

P T Pabrik Kertas Tjiwi Kimia 13.25% 2001                           1,000           1,072          .20

Repap Wisconsin, Inc. Second Priority 9.875% 2006                   1,000           960            .18

P T Inti Indorayon Utama 9.125% 2000                                1,000           920            .17

MANUFACTURING & MATERIALS - 8.30%

Coltec Industries Inc. 9.75% 2000                                   8,450           8,682

Coltec Industries Inc. 9.75% 1999                                   1,750           1,794          1.96

Kaiser Aluminum & Chemical Corp. 12.75% 2003                        5,350           5,858          1.10

Acme Metals Inc. 12.50% 2002                                        2,500           2,456

Acme Metals Inc. 0%/13.50% 2004 /1/                                 3,000           2,340          .90

AK Steel Corp. 10.75% 2004                                          4,000           4,420          .83

MagneTek, Inc. 10.75% 1998                                          3,500           3,640          .68

UCAR Global Enterprises Inc. 12.00% 2005                            2,865           3,252          .61

Building Materials Corp. of America 0%/11.75% 2004 /1/              4,500           3,060          .57

Exide Corp. 10.00% 2005                                             2,750           2,956          .55

Owens-Illinois, Inc. 11.00% 2003                                    2,500           2,791          .52

Westinghouse Air Brake Co. 9.375% 2005                              2,000           2,060          .39

WestPoint Stevens Inc. 8.75% 2001                                   1,000           1,015          .19

DIVERSIFIED MEDIA & CABLE TELEVISION &

TELECOMMUNICATIONS - 7.63%

MFS Communications Co., Inc. 0%/9.375% 2004 /1/                     18,250          14,121         2.64

Continental Cablevision, Inc. 10.625% 2002                          3,500           3,728

Continental Cablevision, Inc. 8.625% 2003                           2,000           2,065

Continental Cablevision, Inc. 8.50% 2001                            1,500           1,530

Continental Cablevision, Inc. 8.875% 2005                           1,000           1,040          1.57

American Media Operations, Inc. 11.625% 2004                        6,500           6,598          1.23

IntelCom Group Inc., Units 0%/13.50% 2005 /1/ /2/                   4,000           2,310          .43

Century Communications Corp. 9.50% 2000                             2,000           2,050          .38

People's Choice TV Corp., Units 0%/13.125% 2004 /1/                 3,500           1,977          .37

Jones Intercable, Inc. 9.625% 2002                                  1,500           1,605          .30

ProNet, Inc. 11.875% 2005                                           1,000           1,080          .20

Telecom Argentina Stet-France Telecom SA 12.00% 2002                1,000           1,046          .20

Comcast Corp. 10.25% 2001                                           925             994            .19

Storer Communications, Inc. 10.00% 2003                             634             638            .12

CABLE & TELEPHONE IN THE UNITED KINGDOM - 6.79%

Bell Cablemedia PLC 0%/11.95% 2004 /1/                              15,500          10,618         1.99

Videotron Holdings PLC 0%/11.125% 2004 /1/                          14,500          9,751          1.82

International CableTel Inc. 0%/10.875% 2003 /1/                     13,250          9,143          1.71

Comcast UK Cable Partners Ltd. 0%/11.20% 2007 /1/                   6,500           3,705          .69

TeleWest PLC 9.625% 2006                                            2,500           2,497

TeleWest PLC 0%/11.00% 2007 /1/                                     1,000           580            .58

ENERGY & RELATED COMPANIES - 5.50%

TransTexas Gas Corp. 11.50% 2002                                    5,500           5,679          1.06

Flores & Rucks, Inc. 13.50% 2004                                    4,500           5,085          .95

Wilrig AS 11.25% 2004                                               4,000           4,360          .82

Triton Energy Corp. 0%/9.75% 2000 /1/                               4,500           4,174          .78

Dual Drilling Co. 9.875% 2004                                       3,500           3,325          .62

Global Marine, Inc. 12.75% 1999                                     2,700           2,983          .56

Tuboscope Vetco International Corp. 10.75% 2003                     2,000           1,970          .37

Mesa Capital Corp. 0%/12.75% 1998 /1/                               2,000           1,815          .34

LEISURE, TOURISM & RESTAURANTS - 5.29%

Foodmaker, Inc. 9.75% 2002                                          7,250           6,525

Foodmaker, Inc. 9.25% 1999                                          5,500           5,225          2.20

Plitt Theatres, Inc. 10.875% 2004                                   5,750           5,204          .97

Kloster Cruise Ltd. 13.00% 2003                                     5,750           4,543          .85

Four Seasons Hotels Inc. 9.125% 2000 /2/                            3,500           3,474          .65

Rio Hotel & Casino, Inc. 10.625% 2005 /2/                           1,500           1,500          .28

Station Casinos, Inc. 9.625% 2003                                   1,100           1,067          .20

Harrah's Jazz Finance Corp. 14.25% 2001                             2,500           725            .14

INDEPENDENT POWER PRODUCERS - 3.78%

California Energy Co., Inc. 0%/10.25% 2004 /1/                      14,800          13,616         2.55

Midland Cogeneration Venture LP, Series C-94 10.33%

 2002 /4/                                                           4,178           4,366

Midland Cogeneration Venture LP, Series C-91 10.33%

 2002 /4/                                                           2,151           2,237          1.23

MERCHANDISING - 3.63%

Thrifty PayLess, Inc. 12.25% 2004                                   6,500           6,939

Thrifty PayLess, Inc. 11.75% 2003                                   4,500           4,849

Thrifty PayLess, Inc., Units 12.25% 2004                            1,000           1,150          2.42

Barnes & Noble, Inc. 11.875% 2003                                   4,250           4,739          .89

AnnTaylor, Inc. 8.75% 2000                                          1,500           1,267          .24

Levitz Furniture Corp. 12.375% 1997                                 500             450            .08

TRANSPORTATION - 3.42%

Delta Air Lines, Inc. 10.375% 2011                                  2,000           2,438

Delta Air Lines, Inc. 10.00% 2014 /2/                               2,000           2,348

Delta Air Lines, Inc., 1993 pass-through trusts,

 Series A2, 10.50% 2016 /4/                                         1,000           1,231

Delta Air Lines, Inc. 10.375% 2022                                  750             938            1.30

Atlas Air, pass-through certificates, 12.25% 2002 /4/               4,000           4,020          .75

TNT Transport (Europe) PLC TNT (USA) Inc. 11.50% 2004               3,000           3,113          .58

NWA Trust, Class D, 13.875% 2008                                    1,250           1,447

NWA Inc. 12.092% 2000 /4/                                           655             677            .40

Viking Star Shipping Inc. 9.625% 2003                               2,000           2,055          .39

BROADCASTING & PUBLISHING - 3.35%

Marvel Holdings Inc., Series B, 0% 1998                             14,900          10,579         1.98

Infinity Broadcasting Corp. 10.375% 2002                            3,250           3,478          .65

Univision Television Group, Inc. 11.75% 2001                        2,500           2,719          .51

Summitt Communications Group, Inc. 10.50% 2005                      1,000           1,107          .21

FOOD RETAILING - 3.19%

Stater Bros. Holdings Inc. 11.00% 2001                              6,750           6,818          1.27

Star Markets Co., Inc. 13.00% 2004                                  5,000           5,063          .95

Carr-Gottstein Foods Co. 12.00% 2005 /2/                            4,000           4,010          .75

Safeway Inc. 10.00% 2002                                            1,000           1,160          .22

BUSINESS & PUBLIC SERVICES - 3.03%

Regency Health Services, Inc. 9.875% 2002                           6,000           5,895          1.10

Universal Health Services, Inc. 8.75% 2005                          4,000           4,035          .75

Merit Behavioral Care Corp. 11.50% 2005 /2/                         2,500           2,547          .48

ADT Operations, Inc. 9.25% 2003                                     2,000           2,130          .40

Protection One Alarm Monitoring, Inc.

0%/13.625% 2005/1/                                                  2,000           1,600          .30

CONSTRUCTION & HOUSING - 1.47%

Triangle Pacific Corp. 10.50% 2003                                  3,300           3,432          .64

Del Webb Corp. 9.75% 2003                                           1,500           1,526

Del Webb Corp. 9.00% 2006                                           750             703            .42

Toll Corp. 9.50% 2003                                               1,500           1,534

Toll Corp. 10.50% 2002                                              650             683            .41

BEVERAGES - 1.45%

Dr Pepper Bottling Co. of Texas 10.25% 2000                         5,000           5,275          .99

Canandaigua Wine Co., Inc. 8.75% 2003                               2,500           2,450          .46

MISCELLANEOUS - 0.84%

Neodata Services, Inc., Series B, 0%/12.00% 2003 /1/                5,000           4,475          .84

REAL ESTATE - 0.38%

B.F. Saul Real Estate Investment Trust 11.625% 2002                 2,000           2,020          .38

NON-U.S. GOVERNMENTS & GOVERNMENTAL

 AUTHORITIES - 1.83%

Argentina (Republic of) 6.813% 2005 /5/                             7,000           4,568          .86

United Mexican States Collateralized Eurobond:

 Series B, 6.25% 2019                                               2,000           1,230

 Series A, 6.25% 2019                                               1,500           922            .40

Poland PDI Bonds 3.75% 2014 /5/                                     3,000           1,935          .36

Poland Discount Eurobonds 6.875% 2024 /5/                           750             570            .11

Brazil (Federal Republic of) DCB, 6.875% 2012 /5/                   1,000           540            .10

U.S. TREASURY OBLIGATIONS - 7.35%

7.375% 1997                                                         10,000          10,359         1.94

11.625% 2004                                                        6,600           9,255          1.73

7.75% 2001                                                          8,000           8,779          1.64

8.50% 2000                                                          5,000           5,631          1.06

6.875% 1999                                                         5,000           5,223          .98

                                                                                    --------       --------

TOTAL BONDS & NOTES (cost: $495,419,000)                                            499,934        93.58

                                                                                    --------       -------



                                                                    NUMBER

                                                                    OF

                                                                    SHARES

COMMON STOCKS - 0.26%

CELLNET DATA SYSTEMS, INC., WARRANTS, EXPIRE 2005 /6/               56,000          1,120          .21

MARRIOTT INTERNATIONAL, INC.                                        4,512           168            .03

HOST MARRIOTT CORP. /6/                                             4,512           58             .01

PROTECTION ONE ALARM MONITORING, INC., WARRANTS,                    6,400           35             .01
EXPIRE 2005/2/ /6/

DIAL PAGE, INC., WARRANTS, EXPIRE 1996 /6/                          9,500           -              .00

                                                                                    --------       --------

TOTAL COMMON STOCKS (COST: $1,297,000)                                              1,381          .26

                                                                                    --------       --------



                                                                    PRINCIPAL

                                                                    AMOUNT

SHORT-TERM SECURITIES                                               (000)

CORPORATE SHORT-TERM NOTES - 5.87%

PFIZER INC 5.70% DUE 12/8/95                                        $  9,500        9,488          1.78

CENTRAL & SOUTH WEST CORP. 5.70% DUE 12/12/95                       8,500           8,484          1.59

COCA-COLA CO. 5.67%-5.68% DUE 12/6/95                               6,200           6,194          1.16

XEROX CORP. 5.71% DUE 12/8/95                                       5,000           4,994          .93

ASSOCIATES CORP. OF NORTH AMERICA 5.89% DUE 12/1/95                 2,200           2,199          .41

                                                                                    --------       -------

TOTAL SHORT-TERM SECURITIES (COST: $31,359,000)                                     31,359         5.87

                                                                                    --------       -------



TOTAL INVESTMENT SECURITIES (COST: $528,075,000)                                    532,674        99.71

EXCESS OF MONEY MARKET ACCOUNT, CASH AND

 RECEIVABLES OVER PAYABLES                                                          1,531          .29

                                                                                    ---------      -------

NET ASSETS                                                                          $534,205       100.00%

                                                                                    =========      =======


/1/ REPRESENTS A ZERO COUPON BOND WHICH WILL CONVERT TO A COUPON-BEARING SECURITY AT A LATER DATE.

/2/ PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE POTENTIAL EXTENDS ONLY TO QUALIFIED INSTITUTIONAL BUYERS.

/3/COMPANY HAS ACQUIRED DIAL CALL AND CENCALL, ALSO HELD IN THE PORTFOLIO.

/4/ PASS-THROUGH SECURITIES BACKED BY A POOL OF MORTGAGES OR OTHER LOANS ON WHICH PRINCIPAL PAYMENTS ARE PERIODICALLY MADE. DUE TO THE POSSIBILITY OF EARLY PRINCIPAL PAYMENTS, THE EFFECTIVE MATURITY OF THESE SECURITIES IS SHORTER THAN THE STATED MATURITY.

/5/ COUPON RATE MAY CHANGE PERIODICALLY.

/6/ NON-INCOME-PRODUCING SECURITIES.

SEE NOTES TO FINANCIAL STATEMENTS

American Variable Insurance Series
Cash Management Fund
Investment Portfolio, November 30, 1995

                                                               Principal       Market

                                                               Amount          Value           Percent of

Short-Term Securities                                          (000)           (000)           Net Assets



Corporate Short-Term Notes - 94.08%

Weyerhaeuser Co. 5.72% due 1/2/96                              $7,900          $7,859          4.07%

American Express Credit Corp. 5.70% due                        7,800           7,776           4.03
12/6/95-1/11/96

Xerox Corp. 5.67%-5.70% due 12/18/95-1/8/96                    7,500           7,465           3.87

Eli Lilly and Co. 5.70% due 12/11/95                           7,000           6,988           3.62

John Deere Capital Corp. 5.70% due 1/11/96                     6,600           6,556           3.39

Pitney Bowes Credit Corp. 5.67% due 12/18/95                   6,500           6,482           3.36

AVCO Financial Services Inc. 5.71% due 12/7/95                 6,200           6,193           3.21

H.J. Heinz Co. 5.70% due 1/11/96                               6,100           6,059           3.14

Beneficial Corp. 5.70% due 12/12/95                            6,000           5,989           3.10

Ameritech Corp. 5.67% due 12/14/95                             6,000           5,987           3.10

Commercial Credit Co. 5.72% due 1/9/96                         6,000           5,962           3.09

Procter & Gamble Co. 5.66% due 1/10/96                         6,000           5,961           3.09

Albertson's Inc. 5.70% due 1/18/96                             6,000           5,953           3.08

PepsiCo, Inc. 5.68% due 12/15/95                               5,700           5,687           2.94

Associates Corp. of North America 5.89% due 12/1/95            5,400           5,399           2.80

McDonald's Corp. 5.69% due 12/11/95                            5,100           5,091           2.64

United Parcel Service of America Inc. 5.70% due                5,000           4,995           2.59
12/6/95

National Rural Utilities Cooperative Finance Corp.

 5.68% due 12/8/95                                             5,000           4,994           2.59

Shell Oil Co. 5.69% due 12/13/95                               5,000           4,990           2.58

CIT Group Holdings Inc. 5.70% due 12/14/95                     5,000           4,989           2.58

General Electric Capital Corp. 5.70% due 12/15/95              5,000           4,988           2.58

Paccar Financial Corp. 5.71% due 12/20/95                      5,000           4,984           2.58

Ford Motor Credit Co. 5.73% due 1/2/96                         5,000           4,974           2.58

J.C. Penney Funding Corp. 5.68% due 1/5/96                     5,000           4,972           2.57

BellSouth Telecommunications, Inc. 5.71% due 12/7/95           4,600           4,595           2.38

Coca-Cola Co. 5.68% due 12/27/95                               4,300           4,282           2.22

Hewlett-Packard Co. 5.67% due 12/21/95                         4,100           4,086           2.11

Kimberly-Clark Corp. 5.68% due 12/22/95                        4,000           3,986           2.06

Sara Lee Corp. 5.68% due 12/29/95                              4,000           3,982           2.06

Nordstrom Credit Inc. 5.69% due 12/11/95                       3,800           3,793           1.96

Emerson Electric Co. 5.65% due 12/5/95                         3,700           3,697           1.91

Kellogg Co. 5.68% due 12/15/95                                 3,600           3,591           1.86

Hershey Foods Corp. 5.68% due 1/12/96                          3,400           3,377           1.75

Southwestern Bell Telephone Co. 5.68% due 12/4/95              2,600           2,598           1.35

SAFECO Credit Co. Inc. 5.71% due 12/1/95                       2,400           2,400           1.24



Federal Agency Discount Notes - 11.20%

Federal Farm Credit Bank 5.65% due 12/18/95                    9,500           9,473           4.91

Federal Home Loan Bank 5.66%-5.70% due 12/19-12/26/95          7,600           7,577           3.92

Federal Home Loan Mortgage Corp. 5.68% due 12/20/95            4,600           4,585           2.37

                                                                               ----------      ----------

TOTAL INVESTMENT SECURITIES (cost: $203,315,000)                               203,315         105.28

Excess of payables over cash and receivables                                   10,198          5.28

                                                                               ----------      ----------

NET ASSETS                                                                     $193,117        100.00$


See Notes to Financial Statements
American Variable Insurance Series
U.S. Government/AAA-Rated Securities Fund
Investment Portfolio, November 30, 1995
U.S. TREASURY BONDS                              50.93%
FEDERAL AGENCY MORTGAGE-RELATED SECURITIES       15.67%
CASH & EQUIVALENTS                               11.34%
PRIVATE MORTGAGE & ASSET-BACKED SECURITIES        9.55%
OTHER FEDERAL OBLIGATIONS                         6.15%
CORPORATE BONDS                                   3.30%
DEVELOPMENTAL AGENCIES & NON-U.S.
 GOVERNMENT BONDS                                 3.06%

                                                                      Principal      Market        Percent

                                                                      Amount         Value         of Net

Bonds & Notes                                                         (000)          (000)         Assets

------------------------------------------------                      --------       --------      --------

U.S. TREASURY OBLIGATIONS - 50.93%

8.875% 2017                                                           $40,300        $52,799       9.74%

10.375% 2012                                                          30,000         40,922        7.55

10.375% 2009                                                          28,500         37,250        6.87

8.125% 1998                                                           25,250         26,662        4.92

9.25% 1998                                                            20,000         21,900        4.04

12.00% 2013                                                           13,000         19,756        3.64

8.875% 2000                                                           16,250         18,375        3.39

8.75% 2008                                                            10,000         11,775        2.17

8.875% 1997                                                           10,000         10,636        1.96

11.75% 2010                                                           5,500          7,770         1.43

8.375% 2008                                                           5,000          5,783         1.07

12.50% 2014                                                           3,000          4,769         .88

10.625% 2015                                                          3,000          4,507         .83

8.75% 2000                                                            2,750          3,110         .57

14.25% 2002                                                           2,000          2,889         .53

15.75% 2001                                                           1,500          2,258         .42

13.125% 2001                                                          1,500          2,030         .37

10.75% 2003                                                           1,250          1,627         .30

9.00% 1998                                                            1,250          1,352         .25





FEDERAL AGENCY OBLIGATIONS - MORTGAGE

  PASS-THROUGHS/1/ - 15.13%

Government National Mortgage Assn. 8.50% 2022-2025                    28,975         30,264

Government National Mortgage Assn. 9.50% 2019-2021                    9,776          10,511

Government National Mortgage Assn. 7.50% 2022-2023                    5,166          5,272

Government National Mortgage Assn. 6.00% 2024                         4,855          4,913

Government National Mortgage Assn. 5.50% 2024                         4,540          4,567         11.42

Government National Mortgage Assn. 8.00% 2022                         3,748          3,878

Government National Mortgage Assn. 9.00% 2009-2016                    1,794          1,898

Government National Mortgage Assn. 10.50% 2019                        444            495

Government National Mortgage Assn. 11.00% 2019                        89             99

Government National Mortgage Assn. 12.00% 2012-2014                   10             12

Federal National Mortgage Assn. 8.50% 2023                            7,889          8,198

Federal National Mortgage Assn. 7.50% 2009                            4,747          4,857         3.24

Federal National Mortgage Assn. 9.00% 2011-2025                       4,307          4,525

Federal Home Loan Mortgage Corp. 9.00% 2021-2022                      2,303          2,413

Federal Home Loan Mortgage Corp. 9.50% 2016                           154            164           .47

Federal Home Loan Mortgage Corp. 12.00% 2010                          3              3





FEDERAL AGENCY OBLIGATIONS - OTHER - 6.15%

FNSM Principal STRIPS 0%/7.56% 2001/2/                                15,000         14,105

FNSM Principal STRIPS 0%/8.62% 2022/2/                                10,000         8,648

FNSM Principal STRIPS 0%/7.94% 2001/2/                                5,000          4,731         5.38

FNSM Principal STRIPS 0%/8.25% 2022/2/                                2,000          1,705

Federal National Mortgage Assn. 8.625% 2021                           2,000          2,145         .40

Federal Home Loan Mortgage Corp. 6.945% 2005                          2,000          2,015         .37





COLLATERALIZED MORTGAGE OBLIGATIONS

 (PRIVATELY ORIGINATED)/1/ - 4.91%

GE Capital Mortgage Services, Inc., Series 1994-15, Class A-10,

 6.00% 2009                                                           8,000          7,360         1.36

CS First Boston Mortgage Securities Corp., Series
1995-AEW1,

 Class A-1, 6.665% 2027                                               5,983          6,021         1.11

Prudential Home Mortgage Securities Co., Inc., Series 1992-33,

 Class A-12, 7.50% 2022                                               5,724          5,742         1.06

CMC Securities Corp. I, Series 1993-E, Class S-9, 6.50%               4,518          4,346         .80
2008

J.P. Morgan Commercial Mortgage Finance Corp., Series 1995-C1,

 Class A2, 7.398% 2010/3/                                             3,000          3,176         .58





ASSET-BACKED OBLIGATIONS/1/ - 4.36%

MBNA Credit Card Trust 1991-A, 7.75% 1998                             7,500          7,613         1.40

Standard Credit Card Master Trust 1991-3, Class A,

 8.875% 1999                                                          5,500          5,895

Standard Credit Card Trust 1990-6, Series A,

 9.375% 1998                                                          875            920           1.26

Green Tree Financial Corp., Series 1995-9, Class A-5,

 6.80% 2027                                                           5,000          5,038         .93

Case Equipment Loan Trust 1995-A, 7.30% 2002                          4,087          4,162         .77





FINANCIAL - 2.97%

The Trustees of Columbia University in the City of New
York,

 Series B, 8.65% 2003                                                 3,000          3,425

The Trustees of Columbia University in the City of New
York,

 Series B, 8.62% 2001                                                 2,000          2,232         1.04

General Electric Capital Corp. 8.70% 2007                             2,500          3,010

General Electric Capital Corp. 8.625% 2008                            2,000          2,378         .99

Signal Capital Corp. 9.95% 2006                                       3,162          3,629         .67

National Westminster Bancorp Inc. 12.125% 2002                        1,256          1,402         .27





DEVELOPMENTAL AUTHORITIES - 2.44%

International Bank for Reconstruction & Development 7.90%

 1998                                                                 3,000          3,145

International Bank for Reconstruction & Development 14.90%

 1997                                                                 1,200          1,354

International Bank for Reconstruction & Development 9.77%

 1998                                                                 1,000          1,094         1.23

International Bank for Reconstruction & Development 9.76%

 1998                                                                 1,000          1,093

Inter-American Development Bank 9.50% 1997                            4,000          4,266         .79

European Investment Bank 8.875% 2001                                  2,000          2,268         .42





NON-U.S. GOVERNMENT OBLIGATIONS - 0.62%

Ontario (Province of) 15.75% 2012                                     1,700          1,993

Ontario (Province of) 15.25% 2012                                     1,145          1,382         .62





COLLATERALIZED MORTGAGE OBLIGATIONS

 (FEDERAL AGENCIES)/1/ - 0.54%

Federal Home Loan Mortgage Corp., Series 1716, Class A,

 6.50% 2009                                                           2,250          2,177

Federal Home Loan Mortgage Corp., Series 83-B, Class B-3,

 12.50% 2013                                                          687            752           .54





PRIVATE ISSUE PASS-THROUGHS/1/ - 0.28%

Merrill Lynch Mortgage Investors Inc., Series 1995-C3,

 Class A-2, 6.85% 2025                                                1,500          1,517         .28



TELEPHONE UTILITIES - 0.22%

BellSouth Savings and Security ESOP Trust 9.125% 2003                 1,097          1,212         .22



INDUSTRIALS - 0.11%

DeBartolo Capital Corp. II 8.00% Euronotes 1996                       575            576           .11

                                                                                     --------      --------

TOTAL BONDS & NOTES (cost: $468,234,000)                                             480,766       88.66

                                                                                     --------      --------



Short-Term Securities

------------------------------------------------

CORPORATE SHORT-TERM NOTES - 9.63%

Pfizer Inc 5.70% due 12/8/95 /4/                                      15,000         14,981        2.76

Xerox Corp. 5.70% due 1/9/96                                          13,400         13,315        2.46

H.J. Heinz Co. 5.70%-5.72% due 12/13-12/18/95                         12,900         12,865        2.37

AT&T Corp. 5.69% due 12/11/95                                         7,700          7,687         1.42

Associates Corp. of North America 5.89% due 12/1/95                   3,400          3,399         .62



                                                                                     --------      --------

TOTAL SHORT-TERM SECURITIES (cost: $52,248,000)                                      52,247        9.63

                                                                                     --------      --------

TOTAL INVESTMENT SECURITIES (cost: $520,482,000)                                     533,013       98.29



Excess of money market account, cash and receivables

 over payables                                                                       9,268         1.71

                                                                                     --------      --------

NET ASSETS                                                                           $542,281      100.00%

                                                                                     ========      ========


/1/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Due to the possibility of early principal payments, the effective maturity of these securities is shorter than the stated maturity.

/2/ Represents a zero coupon bond which will convert to a coupon-bearing security at a later date.

/3/ Coupon rates may change periodically.

/4/ Purchased in a private placement transaction; resale potential extends only to qualified institutional buyers.

 See Notes to Financial Statements

Asset Allocation Fund
Investment Portfolio November 30, 1995

                                                                     Percent

                                                                     of Net

                                                                     Assets



Equity-Type Securities                                               69.76%

U.S. Government Bonds                                                10.53

Corporate Bonds                                                      9.85

Cash & Equivalents                                                   9.63

Non-U.S. Government Bonds                                            .23









LARGEST INDIVIDUAL EQUITY HOLDINGS

American Home Products                                               2.36%

CIGNA                                                                2.21

Eli Lilly                                                            1.72

Minnesota Mining and Manufacturing                                   1.58

Warner-Lambert                                                       1.54

Pfizer                                                               1.53

Wal-Mart Stores                                                      1.45

Chevron                                                              1.45

Textron                                                              1.41

Phillips Petroleum                                                   1.40



                                                                                    Market         Percent

                                                                     Number of      Value          of Net

Stocks (common and preferred)                                        Shares         (000)          Assets

----------------------------------------------------                 ----------     -------        -------

HEALTH & PERSONAL CARE- 10.97%

American Home Products Corp.                                         225,000        $20,531        2.36%

ELI LILLY AND CO.                                                    150,000        14,925         1.72

WARNER-LAMBERT CO.                                                   150,000        13,388         1.54

PFIZER INC                                                           230,000        13,340         1.53

BRISTOL-MYERS SQUIBB CO.                                             145,000        11,636         1.34

SmithKline Beecham PLC (American Depositary

 Receipts) (United Kingdom)                                          120,000        6,390          .74

TAMBRANDS INC.                                                       110,000        5,734          .66

KIMBERLY-CLARK CORP.                                                 60,000         4,612          .53

BAUSCH & LOMB INC.                                                   80,000         2,890          .33

ABBOTT LABORATORIES                                                  48,000         1,950          .22

BANKING- 8.38%

NationsBank Corp.                                                    155,000        11,063         1.27

CITICORP                                                             140,000        9,905          1.14

FIRST INTERSTATE BANCORP                                             55,000         7,370          .85

PNC BANK CORP.                                                       195,000        5,704          .66

FIRST FIDELITY BANCORPORATION                                        70,000         5,136          .59

FLEET FINANCIAL GROUP, INC.                                          120,000        5,010          .58

FIRST UNION CORP.                                                    80,000         4,370          .50

U.S. BANCORP                                                         120,000        4,065          .47

CoreStates Financial Corp                                            100,000        3,875          .44

CHASE MANHATTAN CORP.                                                55,000         3,348          .38

BANKAMERICA CORP.                                                    50,000         3,181          .36

FIRST TENNESSEE NATIONAL CORP.                                       50,000         3,025          .35

KeyCorp                                                              80,000         2,950          .34

J.P. MORGAN & CO. INC.                                               35,000         2,747          .32

COMERICA INC.                                                        30,000         1,121          .13

ENERGY SOURCES- 6.32%

CHEVRON CORP.                                                        255,000        12,591         1.45

PHILLIPS PETROLEUM CO.                                               365,000        12,136         1.40

ROYAL DUTCH PETROLEUM CO. (NEW YORK REGISTERED

 SHARES) (NETHERLANDS)                                               60,000         7,702          .89

KERR-MCGEE CORP.                                                     100,000        5,787          .66

ATLANTIC RICHFIELD CO.                                               50,000         5,419          .62

UNOCAL CORP.                                                         155,000        4,166          .48

AMOCO CORP.                                                          60,000         4,065          .47

Texaco Inc.                                                          41,200         3,049          .35

INSURANCE- 6.17%

CIGNA CORP.                                                          175,000        19,250         2.21

ALLSTATE CORP.                                                       275,622        11,300         1.30

SAFECO CORP.                                                         145,000        10,295         1.18

AMERICAN GENERAL CORP.                                               176,700        5,986          .69

AMBAC INC.                                                           130,000        5,736          .66

ST. PAUL COMPANIES, INC.                                             20,000         1,120          .13

MERCHANDISING- 5.12%

WAL-MART STORES, INC.                                                525,000        12,600         1.45

J.C. PENNEY CO., INC.                                                210,000        9,844          1.13

WALGREEN CO.                                                         200,000        5,825          .67

MAY DEPARTMENT STORES CO.                                            125,000        5,453          .63

SEARS, ROEBUCK AND CO.                                               120,000        4,725          .54

Gap, Inc.                                                            70,000         3,167          .37

Hancock Fabrics, Inc.                                                300,000        2,888          .33

MULTI-INDUSTRY- 4.10%

MINNESOTA MINING AND MANUFACTURING CO.                               210,000        13,755         1.58

TEXTRON INC.                                                         160,000        12,260         1.41

TENNECO INC.                                                         200,000        9,600          1.11

INDUSTRIAL COMPONENTS- 3.05%

ROCKWELL INTERNATIONAL CORP.                                         240,000        11,760         1.35

Johnson Controls, Inc.                                               150,000        10,388         1.20

DANA CORP.                                                           150,000        4,388          .50

TRANSPORTATION: RAIL & ROAD- 2.92%

CSX CORP.                                                            120,000        10,515         1.21

UNION PACIFIC CORP.                                                  100,000        6,775          .78

CONRAIL, INC.                                                        60,000         4,193          .48

NORFOLK SOUTHERN CORP.                                               50,000         3,937          .45

AEROSPACE & MILITARY TECHNOLOGY- 2.46%

GENERAL MOTORS CORP., CLASS H                                        200,000        9,500          1.09

BOEING CO.                                                           130,000        9,474          1.09

NORTHROP GRUMMAN CORP.                                               40,000         2,460          .28

CHEMICALS- 2.39%

E.I. DU PONT DE NEMOURS AND CO.                                      120,000        7,980          .92

Monsanto Co.                                                         40,000         4,580          .53

GREAT LAKES CHEMICAL CORP.                                           60,000         4,267          .49

EASTMAN CHEMICAL CO.                                                 60,000         3,938          .45

BEVERAGES & TOBACCO- 2.30%

PEPSICO, INC.                                                        210,000        11,603         1.33

SEAGRAM CO. LTD. (CANADA)                                            230,000        8,395          .97

FOREST PRODUCTS & PAPER- 2.19%

UNION CAMP CORP.                                                     100,000        4,913          .56

WEYERHAEUSER CO.                                                     100,000        4,525          .52

ITT RAYONIER INC.                                                    100,000        3,825          .44

GEORGIA-PACIFIC CORP.                                                40,000         3,110          .36

Louisiana-Pacific Corp.                                              100,000        2,700          .31

FOOD & HOUSEHOLD PRODUCTS- 1.65%

H.J. HEINZ CO.                                                       150,000        4,781          .55

McCormick & Co., Inc.                                                150,000        3,544          .41

Archer Daniels Midland Co.                                           200,000        3,450          .40

RALSTON PURINA CO.                                                   40,000         2,560          .29

BUSINESS & PUBLIC SERVICES- 1.37%

DUN & BRADSTREET CORP.                                               120,000        7,485          .86

H&R Block, Inc.                                                      100,000        4,450          .51

UTILITIES: ELECTRIC & GAS- 1.25%

LONG ISLAND LIGHTING CO.                                             195,000        3,339          .38

DETROIT EDISON CO.                                                   100,000        3,262          .38

GENERAL PUBLIC UTILITIES CORP.                                       90,000         2,846          .33

ENTERGY CORP.                                                        50,000         1,394          .16

MACHINERY & ENGINEERING- 1.05%

Deere & Co.                                                          180,000        5,918          .68

CROMPTON & KNOWLES CORP.                                             250,000        3,250          .37

RECREATION & OTHER CONSUMER PRODUCTS- 1.05%

EASTMAN KODAK CO.                                                    70,000         4,760          .55

STANLEY WORKS                                                        60,000         3,038          .34

AMERICAN GREETINGS CORP., CLASS A                                    50,000         1,363          .16

DATA PROCESSING & REPRODUCTION- 0.91%

APPLE COMPUTER, INC.                                                 130,500        4,975          .57

INTERNATIONAL BUSINESS MACHINES CORP.                                30,000         2,899          .34

TELECOMMUNICATIONS- 0.90%

PACIFIC TELESIS GROUP                                                150,000        4,500          .52

AT&T CORP.                                                           50,000         3,300          .38

ENERGY EQUIPMENT- 0.81%

SCHLUMBERGER LTD. (NETHERLANDS ANTILLES)                             70,000         4,445          .51

COOPER INDUSTRIES, INC.                                              71,921         2,625          .30

METALS: NONFERROUS- 0.67%

ALUMINUM CO. OF AMERICA                                              100,000        5,850          .67

AUTOMOBILES- 0.56%

GENERAL MOTORS CORP.                                                 100,000        4,850          .56

ELECTRICAL & ELECTRONICS- 0.44%

HUBBELL INC., CLASS B                                                63,000         3,851          .44

MISCELLANEOUS MATERIALS & COMMODITIES- 0.42%

TRINOVA CORP.                                                        120,000        3,690          .42

BROADCASTING & PUBLISHING- 0.21%

TIME WARNER INC., PREFERRED EQUITY REDEMPTION

 CUMULATIVE STOCK                                                    55,000         1,794          .21

                                                                                    -------        -------

TOTAL STOCKS (COST: $467,678,000)                                                   588,430        67.66

                                                                                    -------        -------



                                                                     PRINCIPAL

                                                                     AMOUNT

CONVERTIBLE DEBENTURES                                               (000)

----------------------------------------------------                 ----------     -------        -------

INDUSTRIALS & SERVICES- 1.21%

TURNER BROADCASTING SYSTEM, INC. 0% 2007/1/                          $10,000        4,550          .52

HANSON AMERICA INC. 2.39% 2001/1/                                    5,000          4,119          .47

U S WEST Communications, Inc. 0% 2011                                3,000          1,016          .12

TIME WARNER INC. 0% 2012                                             2,500          872            .10

                                                                                    -------        -------

TOTAL CONVERTIBLE DEBENTURES (COST: $9,626,000)                                     10,557         1.21

                                                                                    -------        -------

MISCELLANEOUS

OTHER EQUITY-TYPE SECURITIES IN INITIAL PERIOD OF

 ACQUISITION (COST:$9,086,000)                                                      7,736          .89

                                                                                    -------        -------



TOTAL EQUITY-TYPE SECURITIES (COST: $486,390,000)                                   606,723        69.76

                                                                                    -------        -------



BONDS & NOTES

-----------------------------------------------

U.S. TREASURY OBLIGATIONS- 9.96%

10.375% 2012                                                         15,000         20,461         2.35

6.75% 1997                                                           13,000         13,243         1.52

5.75% 1997                                                           12,000         12,082         1.39

5.375% 1998                                                          12,000         11,987         1.38

8.75% 1997                                                           6,000          6,353          .73

8.75% 2008                                                           5,000          5,888          .68

9.25% 1998                                                           5,000          5,475          .63

8.75% 2000                                                           3,000          3,393          .39

8.875% 1999                                                          2,500          2,746          .32

10.375% 2009                                                         2,000          2,614          .30

8.50% 1997                                                           1,000          1,047          .12

11.75% 2010                                                          500            706            .08

10.75% 2003                                                          500            651            .07

INDUSTRIALS- 4.88%

CONTAINER CORP. OF AMERICA 9.75% 2003                                6,500          6,386          .73

Time Warner Inc. 9.125% 2013                                         4,000          4,426          .51

ORYX ENERGY CO. 9.50% 1999                                           3,000          3,229

ORYX ENERGY CO. 10.00% 1999                                          1,000          1,080          .50

MARVEL HOLDINGS INC., SERIES B, 0% 1998                              4,800          3,408          .39

POHANG IRON & STEEL 7.50% 2002                                       3,000          3,168          .36

GENERAL MOTORS CORP. 8.80% 2021                                      2,500          3,008          .35

USX Corp. 9.125% 2013                                                2,500          2,831          .33

NEWS AMERICA HOLDINGS INC. 10.125% 2012                              2,000          2,387          .27

Inco Ltd. 9.60% 2022                                                 2,000          2,261          .26

TCI Communications, Inc. 8.75% 2015                                  2,000          2,159          .25

Tele-Communications, Inc. 9.25% 2023                                 2,000          2,119          .24

ACME METALS INC. 12.50% 2002                                         2,000          1,965          .23

CENCALL COMMUNICATIONS CORP. 0%/10.125% 2004/2/                      3,000          1,613          .18

Parker & Parsley Petroleum Co. 8.25% 2007                            1,500          1,600          .18

Kaiser Aluminum Corp. 12.75% 2003                                    750            821            .10

FINANCIAL- 3.36%

GENERAL MOTORS ACCEPTANCE CORP. 8.875% 2010                          3,235          3,912

GENERAL MOTORS ACCEPTANCE CORP. 7.00% 2000                           3,000          3,092

GENERAL MOTORS ACCEPTANCE CORP. 9.625% 2001                          2,000          2,333          1.07

CAPITAL ONE BANK 6.61% 1999                                          7,500          7,575          .87

GENERAL ELECTRIC CAPITAL CORP. 8.875% 2009                           2,000          2,462          .28

American Re Corp. 10.875% 2004                                       1,500          1,672          .19

H.F. AHMANSON & CO. 9.875% 1999                                      1,400          1,580          .18

B.F. Saul Real Estate Investment Trust 11.625% 2002                  1,500          1,515          .18

SECURITY PACIFIC CORP. 10.25% 2001                                   1,000          1,193          .14

NATIONAL WESTMINSTER BANCORP INC. 9.45% 2001                         1,000          1,154          .13

Bankers Trust New York Corp. 8.25% 2005                              1,000          1,104          .13

Shopping Center Associates 6.75% 2004/1/                             1,000          989            .12

Golden West Financial Corp. 10.25% 2000                              500            583            .07

COLLATERALIZED MORTGAGE OBLIGATIONS

 (PRIVATELY ORIGINATED)/3/- 0.89%

Delta Air Lines, Inc., 1993-A2, 10.50% 2016                          2,000          2,463

Delta Air Lines, Inc., 1992-A2, 9.20% 2014                           1,000          1,104          .41

American Airlines, Inc., 1991-A, 9.71% 2007                          2,311          2,646          .31

FEDERAL EXPRESS CORP. 7.53% 2006                                     1,416          1,480          .17

FEDERAL AGENCY OBLIGATIONS-MORTGAGE

 PASS-THROUGHS/3/- 0.57%

Government National Mortgage Assn. 8.50% 2025                        4,730          4,939          .57

TRANSPORTATION- 0.49%

Jet Equipment Trust Series 1995-B 7.83% 2015/1/                      2,500          2,597          .30

AMR CORP. 9.75% 2000                                                 1,000          1,111          .13

UNITED AIR LINES, INC. 9.00% 2003                                    500            547            .06

NON-U.S. GOVERNMENT OBLIGATIONS- 0.23%

POLAND GOVERNMENT 7.75% 2000/1/                                      2,000          2,034          .23

GAS UTILITIES- 0.23%

COLUMBIA SYSTEMS 7.05% 2007                                          2,000          2,030          .23

                                                                                    -------        -------

TOTAL BONDS & NOTES (COST: $176,501,000)                                            179,222        20.61

                                                                                    -------        -------



SHORT-TERM SECURITIES

------------------------------------------------

CORPORATE SHORT-TERM NOTES- 5.38%

CPC International Inc. 5.71% due 12/7/95/1/                          15,400         15,383         1.77

Procter & Gamble Co. 5.67% due 1/16/96                               11,000         10,918         1.26

CIT Group Holdings Inc. 5.72%-5.75% due 12/1-12/18/95                10,300         10,283         1.18

Xerox Corp. 5.67%-5.69% due 12/8/95-1/18/96                          10,200         10,155         1.17

U.S. TREASURY OBLIGATIONS- 3.82%

6.875% DUE 10/31/96                                                  10,000         10,125         1.16

6.50% DUE 9/30/96                                                    10,000         10,084         1.16

8.875% DUE 2/15/96                                                   6,000          6,038          .69

4.25% DUE 5/15/96                                                    5,000          4,973          .57

8.00% DUE 10/15/96                                                   1,000          1,021          .12

7.875% DUE 7/15/96                                                   1,000          1,014          .12

                                                                                    -------        -------

TOTAL SHORT-TERM SECURITIES (COST: $80,883,000)                                     79,994         9.20

                                                                                    -------        -------

TOTAL INVESTMENT SECURITIES (COST: $743,774,000)                                    865,939        99.57



EXCESS OF MONEY MARKET ACCOUNT, CASH AND

 RECEIVABLES OVER PAYABLES                                                          3,753          .43

                                                                                    -------        -------

NET ASSETS                                                                          $869,692       100.00%

                                                                                    =======        =======


/1/Purchased in a private placement transaction; resale potential extends only to qualified institutional buyers.

/2/Represents a zero coupon bond which will convert to a coupon-bearing security at a later date.

/3/Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Due to the possibility of early principal payments, the effective maturity of these securities is shorter than the stated maturity.

See Notes to Financial Statements

Equity-type securities appearing in the portfolio
since May 31, 1995
---------------------------------------------------
Archer Daniels Midland
CoreStates Financial
Deere & Co.
Gap
H&R Block
Hancock Fabrics
KeyCorp
Louisiana-Pacific
McCormick & Co.
Monsanto
NationsBank
SmithKline Beecham
Texaco
U S WEST Communications

Equity-type securities eliminated from the portfolio
since May 31,1995
-----------------------------------------------------
Advanced Micro Devices
American International Group
Bankers Trust New York
Baxter International
Bell Atlantic
CBS
General Mills
Houston Industries
Limited
Melville
Ohio Casualty
Sprint
Times Mirror
USX

AMERICAN VARIABLE INSURANCE SERIES INTERNATIONAL FUND
Investment Portfolio, November 30, 1995
(Unaudited)

Where the Fund's Assets Are Invested

                                                                    Percent of      Percent of

                                                                    Net Assets      Net Assets

                                                                    ----------      ----------

EUROPE                                                              48.64%

ASIA/PACIFIC                                                        23.90%

THE AMERICAS                                                        6.04%

OTHER                                                               .38%

CASH AND EQUIVALENTS                                                21.04%



Largest Individual Equity Holdings



Orkla                                                               2.26%

Forte                                                               1.78

Australia and New Zealand Banking Group                             1.58

Astra                                                               1.54

Compagnie Generale des Etablissements Michelin                      1.44

Bayerische Motoren Werke                                            1.33

ABN AMRO                                                            1.28

Telecom Corp. of New Zealand                                        1.26

Coca-Cola Amatil                                                    1.26

Tele Danmark                                                        1.23





                                                                                    Market         Percent

                                                                    Number of       Value          of Net

Stocks (common and preferred)                                       Shares          (000)          Assets

--------------------------------------------------------            ----------      --------       ------

TELECOMMUNICATIONS - 7.82%

Telecom Corp. of New Zealand Ltd. (New Zealand)/1/                  4,956,800       $20,732

Telecom Corp. of New Zealand Ltd. (American Depositary              11,700          784            1.26%

  Receipts)

Tele Danmark AS, Class B (American Depositary Receipts)

 (Denmark)                                                          750,000         20,906         1.23

Telecom Italia Mobile SpA (Italy)                                   11,961,000      19,398

Telecom Italia Mobile SpA, savings shares                           276,000         268            1.16

Telefonos de Mexico, SA de CV, Class L (American

 Depositary Receipts) (Mexico)                                      487,000         16,071         .94

Telecomunicacoes Brasileiras SA, preferred nominative

 (American Depositary Receipts) (Brazil)                            256,722         12,323         .72

Nippon Telegraph and Telephone Corp. (Japan)                        1,108           9,027          .53

Telefonica de Espana, SA (American Depositary Receipts)             158,000         6,557          .39

 (Spain)

Koninklijke PTT Nederland NV (Netherlands)                          150,000         5,339          .31

STET - Societa Finanziaria Telefonica p.a. (Italy)                  950,000         2,588

STET - Societa Finanziaria Telefonica p.a.,                                                        .26
nonconvertible

 savings shares                                                     950,000         1,864

Philippine Long Distance Telephone Co. (Global Depositary

 Receipts) (Philippines)                                            80,000          4,320          .25

Telecom Italia SpA (Italy)                                          2,875,200       3,881

Telecom Italia SpA, savings shares                                  276,000         302            .25

Vodafone Group PLC (American Depositary Receipts)

 (United Kingdom)                                                   66,000          2,384          .22

Vodafone Group PLC                                                  392,976         1,408

Cable and Wireless PLC (United Kingdom)                             533,600         3,704          .22

Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp.

  (American Depositary Receipts) (Indonesia)                        40,000          1,370          .08

BANKING - 6.48%

Australia and New Zealand Banking Group Ltd. (Australia)            6,023,299       26,852         1.58

ABN AMRO Holding NV (Netherlands)                                   491,334         21,854         1.28

Westpac Banking Corp. (Australia)                                   3,815,761       15,820         .93

Banco de Santander, SA (Spain)                                      240,800         11,217

Banco de Santander, SA (American Depositary Receipts)               13,200          609            .69

PT Bank Internasional Indonesia (Indonesia)                         1,863,000       5,957          .35

Banco Popular Espanol, SA (Spain)                                   30,000          5,031          .29

Bank of Montreal (Canada)                                           220,000         4,978          .29

CS Holding Group, registered shares (Switzerland)                   48,000          4,551          .27

Safra Republic Holdings SA (Luxembourg)                             42,000          3,717          .22

Kansallis-Yhtymae (Finland)                                         4,022,800       3,366          .20

 (FORMERLY KANSALLIS-OSAKE-PANKKI)

Svenska Handelsbanken Group, Class A (Sweden)                       107,000         2,161

Svenska Handelsbanken Group, Class B                                47,300          923            .18

Grupo Financiero Banamex Accival, SA de CV, Class B                 1,130,397       1,740

 (Mexico)

Grupo Financiero Banamex Accival, SA de CV, Class L                 56,520          80             .11

Philippine National Bank (Philippines)                              98,049          869            .05

Deutsche Bank AG (Germany)                                          13,000          609            .04

MULTI-INDUSTRY - 5.95%

Orkla AS, Class A (Norway)                                          755,000         38,493         2.26

Brierley Investments Ltd. (New Zealand)                             20,901,871      15,820

Brierley Investments Ltd., 9.00% convertible preferred              1,445,000       1,028          .99

Hutchison Whampoa Ltd. (Hong Kong)                                  2,000,000       11,301         .66

Groupe Bruxelles Lambert SA (Belgium)                               83,000          10,793         .63

Industriforvaltnings AB Kinnevik, Class B (Sweden)                  165,000         4,678

Industriforvaltnings AB Kinnevik, Class A                           101,600         2,788          .44

Lend Lease Corp. Ltd. (Australia)                                   443,522         6,143          .36

Chargeurs (France)                                                  18,700          4,046          .24

Swire Pacific Ltd., Class A (Hong Kong)                             495,000         3,744          .22

Preussag AG (Germany)                                               9,200           2,644          .15

AUTOMOBILES - 5.05%

Bayerische Motoren Werke AG (Germany)                               35,000          18,827

Bayerische Motoren Werke AG, preferred shares                       10,472          3,901          1.33

Peugeot SA (France)                                                 110,000         14,216         .83

Volvo AB, Class B (Sweden)                                          640,000         13,267         .78

Suzuki Motor Corp. (Japan)                                          1,100,000       12,186         .72

Toyota Motor Corp. (Japan)                                          598,000         11,784         .69

Daimler-Benz AG (Germany)                                           16,610          8,161          .48

Renault V.I. SA (France)                                            129,500         3,700          .22

BROADCASTING & PUBLISHING - 4.85%

News Corp. Ltd. (American Depositary Receipts)                      362,000         7,602
(Australia)

News Corp. Ltd., preferred shares (American Depositary              181,000         3,416          .65

 Receipts)

NV Verenigd Bezit VNU (Netherlands)                                 77,000          10,854         .64

Television Broadcasts Ltd. (Hong Kong)                              2,562,000       9,673          .57

CANAL+ (France)                                                     37,540          6,830          .40

Independent Newspapers, PLC (Ireland)                               1,003,511       6,062          .36

Grupo Televisa, SA (American Depositary Receipts)                   261,000         5,644          .33
(Mexico)

Pearson PLC (United Kingdom)                                        540,000         5,365          .31

Elsevier NV (Netherlands)                                           340,000         4,635          .27

Sing Tao Holdings Ltd. (Hong Kong - Incorporated in                 7,723,230       3,994          .23

 Bermuda)

TeleWest Communications PLC (American Depositary
Receipts)

 (United Kingdom)/2/                                                141,000         3,595          .21

News International PLC, special dividend shares (United             580,000         2,726          .16

 Kingdom)

John Fairfax Holdings Ltd. (Australia)                              1,280,000       2,587          .15

British Sky Broadcasting Group PLC (American Depositary

 Receipts) (United Kingdom)                                         58,600          2,337          .14

Wolters Kluwer NV (Netherlands)                                     26,118          2,201          .13

Tokyo Broadcasting System, Inc. (Japan)                             113,000         1,883          .11

Rogers Communications Inc., Class B (Canada)/2/                     175,000         1,835          .11

AUDIOFINA (Luxembourg)                                              24,550          1,196

AUDIOFINA, 5.00% convertible preferred                              2,230           114            .08

UTILITIES: ELECTRIC & GAS - 4.26%

Hongkong Electric Holdings Ltd. (Hong Kong)                         5,875,000       19,712         1.16

Korea Electric Power Corp. (American Depositary Receipts)           445,000         10,818

 (Korea)

Korea Electric Power Corp.                                          188,000         8,137          1.11

Centrais Eletricas Brasileiras SA, Class B, preferred

 nominative (American Depositary Receipts) (Brazil)                 948,000         13,154         .77

Iberdrola, SA (Spain)                                               915,000         7,709          .45

China Light & Power Co., Ltd. (Hong Kong)                           1,589,800       7,482          .44

Scottish Power PLC (United Kingdom)                                 600,000         3,454          .20

CESP-Companhia Energetica de Sao Paulo, preferred

 nominative (American Depositary Receipts) (Brazil)/1/ /2/          204,096         1,633          .13

CESP-Companhia Energetica de Sao Paulo, ordinary                    20,445,000      482

 nominative

ELECTRICAL & ELECTRONICS - 3.76%

ASEA AB, Class A (Sweden)                                           130,000         12,603

ASEA AB, Class B                                                    69,300          6,687          1.13

Nokia Corp., Class A (Finland)                                      180,000         9,875

Nokia Corp., Class K                                                150,000         8,264          1.07

Telefonaktiebolaget LM Ericsson, Class B (Sweden)                   534,600         12,590

Telefonaktiebolaget LM Ericsson, Class B, 4.25%

 convertible preferred                                              14,500          46             .74

BBC Brown Boveri Ltd, Class A (Switzerland)                         9,292           10,667         .63

Hitachi, Ltd. (Japan)                                               115,000         1,161          .07

Siemens AG (Germany)                                                2,050           1,069          .06

Johnson Electric Holdings Ltd. (Hong Kong - Incorporated

 in Bermuda)                                                        495,000         1,024          .06

FOOD & HOUSEHOLD PRODUCTS - 3.50%

Reckitt & Colman PLC (United Kingdom)                               1,776,250       18,204         1.07

Nestle SA (Switzerland)                                             15,436          16,447         .97

Groupe Danone (France)                                              70,000          10,926         .64

PT Indofood Sukses Makmur (Indonesia)                               1,008,500       4,417          .26

Cadbury Schweppes PLC (United Kingdom)                              500,454         4,255          .25

Dalgety PLC (United Kingdom)                                        500,000         2,970          .17

Hazlewood Foods PLC (United Kingdom)                                1,500,000       2,342          .14

CHEMICALS - 2.66%

L'Air Liquide (France)                                              75,229          12,103         .71

Ciba-Geigy Ltd. (Switzerland)                                       10,400          9,268          .55

DSM NV (Netherlands)                                                98,902          7,871          .46

Akzo NV (Netherlands)                                               62,000          6,999          .41

AGA AB, Class B (Sweden)                                            360,000         4,994          .29

Sumitomo Chemical Co., Ltd. (Japan)                                 826,000         4,098          .24

HEALTH & PERSONAL CARE - 2.65%

AB Astra, Class A (Sweden)                                          703,000         26,200         1.54

Glaxo Holdings PLC (American Depositary Receipts)

 (United Kingdom)                                                   500,000         13,375         .78

Banyu Pharmaceutical Co., Ltd. (Japan)                              495,000         5,630          .33

MACHINERY & ENGINEERING - 2.43%

Mannesmann AG (Germany)                                             60,187          19,354         1.14

Atlas Copco AB, Class A (Sweden)                                    815,200         12,302         .72

VA Technologie AG (Austria)                                         55,100          6,349          .37

Sandvik AB, Class B (Sweden)                                        99,700          1,831          .11

GEA AG, preferred shares (Germany)                                  5,000           1,588          .09

LEISURE & TOURISM - 2.35%

Forte PLC (United Kingdom)                                          5,768,836       30,246         1.78

Mandarin Oriental International Ltd. (Singapore)                    6,699,277       7,570          .44

Rank Organisation PLC (United Kingdom)                              350,000         2,186          .13

INSURANCE - 2.21%

Irish Life PLC (Ireland)                                            2,636,889       10,180         .60

Munchener Ruckversicherungs-Gesellschaft (Germany)                  3,673           6,754

Munchener Ruckversicherungs-Gesellschaft, rights, expire            3,673           411            .42

 12/5/95/2/

Munchener Ruckversicherungs-Gesellschaft, warrants,                 483             51

 expire 1998/2/

GIO Australia Holdings Ltd. (Australia)                             2,851,201       6,377          .37

Corporacion Mapfre, CIR, SA (Spain)                                 98,652          5,546          .32

Internationale Nederlanden Groep NV, warrants, expire
2001

 (Netherlands)/2/                                                   1,500,000       5,062          .30

PartnerRe Holdings Ltd. (Bermuda)                                   127,100         3,368          .20

RECREATION & OTHER CONSUMER PRODUCTS - 1.94%

Nintendo Co., Ltd. (Japan)                                          145,000         11,373         .67

THORN EMI PLC (United Kingdom)                                      468,712         11,175         .65

PolyGram NV (New York Registered Shares) (Netherlands)              175,000         10,500         .62

MISCELLANEOUS MATERIALS & COMMODITIES - 1.93%

Compagnie de Saint-Gobain (France)                                  121,879         14,066         .82

English China Clays PLC (United Kingdom)                            2,168,750       10,906         .64

Pilkington PLC (United Kingdom)                                     2,700,000       7,956          .47

BEVERAGES & TOBACCO - 1.80%

Coca-Cola Amatil Ltd. (Australia)                                   2,656,602       21,515         1.26

LVMH Moet Hennessy Louis Vuitton (France)                           48,000          9,117          .54

INDUSTRIAL COMPONENTS - 1.65%

Compagnie Generale des Etablissements Michelin, Class B             573,000         23,283

 (France)

Compagnie Generale des Etablissements Michelin, 2.50%                                              1.44

 convertible preferred                                              23,200          1,239

Magna International Inc., Class A (Canada)                          43,000          1,871          .11

Pirelli SpA (Italy)/2/                                              900,000         1,090          .07

Orbital Engine Corp. Ltd. (Australia)/2/                            611,040         540            .03

BUSINESS & PUBLIC SERVICES - 1.57%

Autopistas, Concesionaria Espanola, SA (Spain)                      1,035,000       11,361         .67

Reuters Holdings PLC (United Kingdom)                               932,000         8,796          .52

Cordiant PLC (United Kingdom)                                       1,808,995       2,518

Cordiant PLC, rights, expire 12/13/95/2/                            1,808,995       831            .19

Securicor Group PLC, Class A (United Kingdom)                       165,000         2,349          .14

Eurotunnel SA, units (France)/2/                                    592,000         866            .05

ENERGY SOURCES - 1.51%

YPF SA, Class D (American Depositary Receipts)                      634,000         12,363         .73
(Argentina)

TOTAL, Class B (France)                                             142,872         8,788          .52

Petrofina SA (Belgium)                                              15,175          4,492          .26

MERCHANDISING - 1.29%

Tesco PLC (United Kingdom)                                          2,043,081       9,023          .53

Amway Japan Ltd. (American Depositary Receipts) (Japan)             200,000         4,050          .24

Woolworths Ltd. (Australia)                                         1,672,631       3,915          .23

Ito-Yokado Co., Ltd. (Japan)                                        50,000          2,755          .16

Chain Store Okuwa Co., Ltd. (Japan)                                 100,000         1,431          .08

Cifra, SA de CV, Class C (Mexico)                                   832,000         880            .05

BUILDING MATERIALS & COMPONENTS - 1.25%

Holderbank Financiere Glaris Ltd. (Switzerland)                     21,307          15,872

Holderbank Financiere Glaris Ltd., warrants, expire 1995/2/         106,535         104            .94

CEMEX, SA, Class A (Mexico)                                         1,086,250       3,327          .19

Poliet (France)                                                     20,782          1,674          .10

Tolmex, SA de CV, Class B2 (Mexico)                                 85,000          345            .02

METALS: NONFERROUS - 1.20%

Inco Ltd. (Canada)                                                  180,000         6,413          .38

Western Mining Corp. Holdings Ltd. (Australia)                      900,000         6,038          .35

Noranda Inc. (Canada)                                               200,000         4,231          .25

Teck Corp., Class B (Canada)                                        200,000         3,826          .22

TRANSPORTATION: AIRLINES - 1.15%

British Airways PLC (American Depositary Receipts)

 (United Kingdom)                                                   63,750          4,487          .49

British Airways PLC                                                 560,000         3,943

Cathay Pacific Airways Ltd. (Hong Kong)                             3,656,000       5,460          .32

Singapore Airlines Ltd. (Singapore)                                 358,000         3,350          .20

Air New Zealand Ltd., Class B (New Zealand)                         660,000         2,304          .14

APPLIANCES & HOUSEHOLD DURABLES - 0.96%

Sony Corp. (Japan)                                                  144,000         7,623          .45

AB Electrolux, Class B (Sweden)                                     137,900         5,917          .35

Philips Electronics NV (Netherlands)                                70,000          2,751          .16

TRANSPORTATION: RAIL & ROAD - 0.95%

TNT Ltd., 8.00% convertible preferred (Australia)                   5,790,400       8,432

TNT Ltd./2/                                                         5,336,044       7,454          .93

Canadian National Railway Co. (Canada)/2/                           25,000          375            .02

FOREST PRODUCTS & PAPER - 0.95%

Repola Ltd. (Finland)                                               385,000         7,491          .44

Fletcher Challenge Ltd. (New Zealand)                               2,200,000       5,455

Fletcher Challenge Forests Division (American Depositary

 Receipts)                                                          51,670          723            .39

Fletcher Challenge Forests Division                                 312,150         440

Carter Holt Harvey Ltd. (New Zealand)                               981,674         2,069          .12

REAL ESTATE - 0.47%

Sun Hung Kai Properties Ltd. (Hong Kong)                            1,000,000       8,049          .47

WHOLESALE & INTERNATIONAL TRADE - 0.46%

ITOCHU Corp. (Japan)                                                600,000         3,971          .23

Mitsubishi Corp. (Japan)                                            325,000         3,887          .23

AEROSPACE & MILITARY TECHNOLOGY - 0.41%

Bombardier Inc., Class B (Canada)                                   550,000         7,032          .41

TRANSPORTATION: SHIPPING - 0.27%

Nippon Yusen KK (Japan)                                             790,000         4,601          .27

ELECTRONIC INSTRUMENTS - 0.18%

Scitex Corp. Ltd. (Israel)                                          210,000         3,019          .18

METALS: STEEL - 0.18%

Svenskt Stal AB, Class A (Sweden)                                   240,000         2,396          .14

Tubos de Acero de Mexico, SA (American Depositary

 Receipts)(Mexico)/2/                                               85,000          595            .04

MISCELLANEOUS

Other stocks in initial period of acquisition                                       75,068         4.41

                                                                                    --------       ------

TOTAL STOCKS (cost: $1,143,527,000)                                                 1,337,241      78.50

                                                                                    --------       ------

                                                                    Principal

                                                                    Amount

Convertible Debentures                                              (000)

---------------------------------------------------------           ----------      --------       ------



FOREST PRODUCTS & PAPER - 0.24%

Kymmene Corp. 8.25% 2043                                            $17,000         4,090          .24

BANKING - 0.22%

Bangkok Bank Ltd. 3.25% 2004/1/                                     3,675           3,693          .22

                                                                                    --------       ------

TOTAL CONVERTIBLE DEBENTURES (cost: $7,821,000)                                     7,783          .46

                                                                                    --------       ------

TOTAL EQUITY-TYPE SECURITIES (cost: $1,151,348,000)                                 1,345,024      78.96

                                                                                    --------       ------





                                                                    Principal       Market         Percent

                                                                    Amount          Value          of Net

Short-Term Securities                                               (000)           (000)          Assets

---------------------------------------------------------           ----------      --------       ------

CORPORATE SHORT-TERM NOTES - 16.27%

Toyota Motor Credit Corp. 5.71% due 1/11-1/12/96                    39,500          39,237         2.30

Daimler-Benz North America Corp. 5.72% due 12/8/95-1/3/96           30,000          29,901         1.76

Caisse Nationale des Telecommunications 5.68%-5.70% due             29,793          29,769         1.75

 12/4-12/8/95

Glaxo Wellcome PLC 5.69%-5.72% due 12/18/95-1/19/96/1/              28,400          28,268         1.66

National Australia Funding (Delaware) Inc. 5.67%-5.70%              26,000          25,823         1.51
due

 1/12/96

Siemens Corp. 5.68% due 1/18/96                                     25,000          24,807         1.46

Abbey National North America 5.72% due 1/29/96                      20,000          19,810         1.16

Nestle Capital Corp. 5.69% due 12/7/95                              18,800          18,779         1.10

Bank of Montreal 5.70% due 1/23/96                                  18,300          18,143         1.06

Associates Corp. of North America 5.89% due 12/1/95                 15,830          15,827         .93

Canadian Wheat Board 5.70% due 12/4/95                              13,800          13,791         .81

CPC International Inc. 5.71% due 12/7/95/1/                         13,100          13,086         .77



CERTIFICATES OF DEPOSIT - 4.46%

Societe Generale 5.75%-5.78% due 12/1/95-1/2/96                     46,000          46,000         2.70

Bayerische Landesbank Girozentrale 5.80% due 1/24/96                20,000          20,000         1.17

National Westminster Bank PLC 5.78%-5.82% due                       10,000          10,000         .59
1/12-1/16/96



NON-U.S. GOVERNMENT OBLIGATIONS - 0.31%

New Zealand Government 9.00% due 11/15/96                           NZ 8,000        5,271          .31

                                                                                    --------       ------

TOTAL SHORT-TERM SECURITIES (cost: $357,842,000)                                    358,512        21.04

                                                                                    --------       ------

TOTAL INVESTMENT SECURITIES (cost: $1,509,190,000)                                  1,703,536      100.00



Excess of payables over money market account, cash and                              65             .00

receivables

                                                                                    --------       ------

NET ASSETS                                                                          $1,703,471     100.00%

                                                                                    ========       ======


/1/ Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

/2/ Non-income-producing securities.

See Notes to Financial Statements

Equity-type securities appearing in the
portfolio since May 31, 1995
-----------------------------------------
AGA
Air New Zealand
Banco de Santander
Cadbury Schweppes
Canadian National Railway
Dalgety
Groupe Danone
Koninklijke PTT Nederland
LVMH Moet Hennessy Louis Vuitton
Noranda
PartnerRe Holdings
Perusahaan Perseroan (Persero) PT Indonesian Satellite
Svenska Handelsbanken Group
Telecom Italia Mobile
Woolworths

Equity-type securities eliminated from the
portfolio since May 31, 1995
--------------------------------------------
Alusuisse-Lonza Holding
Banco Bilbao Vizcaya
Bank of Ayudhya
BASF
Bayer
Bayerische Vereinsbank
British Steel
Canadian Imperial Bank of Commerce
Credit local de France
Cross-Harbour Tunnel
Daily Mail and General Trust
Europe 1 Communication
Falconbridge
Havas
Hoechst
Holdingmaatschappij De Telegraaf
Kwik-Fit Holdings
Pakistan Telecommunication
Pioneer Industries International
Refuge Group
Rogers Cantel Mobile Communications
Rolls-Royce
Sembawang Shipyard
Sika Finanz
Siu-Fung Ceramics Holdings
Thames Water
Thyssen
Volkswagen
Welsh Water
WHSmith Group
American Variable Insurance Series

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
at November 30, 1995

(dollars in thousands)



                                                          Inter-              Growth-           Asset

                                         Growth           national            Income            Allocation

                                         Fund             Fund                Fund              Fund

---------------------------------        ----------       ----------          ----------        ----------

ASSETS:

Investment securities at market

 (cost: $2,348,914; $1,509,190;

 $3,092,802; $743,774; $528,075;

 $520,482; $203,315

 and $8,946,552, respectively)           $3,151,350       $1,703,536          $3,923,652        $865,939

Money market account                     142              100                 194               196

Cash                                     5                3                   5                 5

Receivables for-

 Sales of investments                    11,749           2,522               19,947            1,102

 Sales of fund's shares                  4,745            9,213               1,927             306

 Dividends and accrued

  interest                               1,314            5,140               9,968             5,308

                                         ----------       ----------          ----------        ----------

                                         3,169,305        1,720,514           3,955,693         872,856

                                         ----------       ----------          ----------        ----------



                                                          U.S.

                                                          Government/

                                         High-Yield       AAA-Rated           Cash

                                         Bond             Securities          Management

                                         Fund             Fund                Fund              Total

                                         ----------       ----------          ----------        ----------

ASSETS:

Investment securities at market

 (cost: $2,348,914; $1,509,190;

 $3,092,802; $743,774; $528,075;

 $520,482; $203,315

 and $8,946,552, respectively)           $532,674         $533,013            $203,315          $10,913,479

Money market account                     175              183                  -                990

Cash                                     5                5                   25                53

Receivables for-

 Sales of investments                    995              8,767                -                45,082

 Sales of fund's shares                  462              416                 135               17,204

 Dividends and accrued

  interest                               8,527            5,401                -                35,658

                                         ----------       ----------          ----------        ----------

                                         542,838          547,785             203,475           11,012,466

                                         ----------       ----------          ----------        ----------



                                                          Inter-              Growth-           Asset

                                         Growth           national            Income            Allocation

                                         Fund             Fund                Fund              Fund

                                         ----------       ----------          ----------        ----------



LIABILITIES:

Payables for-

 Purchases of investments                13,628           15,957              1,037             2,815

 Repurchases of fund's shares            113              8                   63                 -

 Management services                     1,073            871                 1,263             334

 Accrued expenses                        50               207                 61                15

                                         ----------       ----------          ----------        ----------

                                         14,864           17,043              2,424             3,164

NET ASSETS AT                            ----------       ----------          ----------        ----------

 NOVEMBER 30, 1995                       $3,154,441       $1,703,471          $3,953,269        $869,692

                                         ===========      ===========         ===========       ===========





                                                          U.S.

                                                          Government/

                                         High-Yield       AAA-Rated           Cash

                                         Bond             Securities          Management

                                         Fund             Fund                Fund              Total

LIABILITIES:                             ----------       ----------          ----------        ----------

Payables for-

 Purchases of investments                8,349            5,264                -                47,050

 Repurchases of fund's shares            53               7                   10,274            10,518

 Management services                     221              223                 80                4,065

 Accrued expenses                        10               10                  4                 357

                                         ----------       ----------          ----------        ----------

                                         8,633            5,504               10,358            61,990

NET ASSETS AT                            ----------       ----------          ----------        ----------

 NOVEMBER 30, 1995                       $534,205         $542,281            $193,117          $10,950,476

                                         ===========      ===========         ===========       ===========



                                                          Inter-              Growth-           Asset

                                         Growth           national            Income            Allocation

                                         Fund             Fund                Fund              Fund

                                         ----------       ----------          ----------        ----------



Shares of beneficial interest

 outstanding (unlimited

 shares authorized)                      75,438,942       122,610,312         125,619,032       63,143,826

Net asset value per share                $41.81           $13.89              $31.47            $13.77







                                                          U.S.

                                                          Government/

                                         High-Yield       AAA-Rated           Cash

                                         Bond             Securities          Management

                                         Fund             Fund                Fund              Total

                                         ----------       ----------          ----------        ----------





Shares of beneficial interest

 outstanding (unlimited

 shares authorized)                      38,177,115       47,057,482          17,384,644

Net asset value per share                $13.99           $11.52              $11.11




See Notes to Financial Statements
American Variable Insurance Series
FINANCIAL STATEMENTS

Statement of Operations
for the year ended November 30, 1995
(dollars in thousands)

                                                         Inter-              Growth-          Asset

                                        Growth           national            Income           Allocation

                                        Fund             Fund                Fund             Fund

                                        ----------       ----------          ---------        ----------

INVESTMENT INCOME:

Income:

 Dividends                              $14,993          $31,190             $76,846          $15,947

 Interest                               20,613           20,348              26,502           18,376

                                        ----------       ----------          ----------       ----------

                                        35,606           51,538              103,348          34,323

                                        ----------       ----------          ----------       ----------

Expenses:

 Management services fee                11,222           9,882               13,593           3,620

 Reports to shareholders                96               56                  123              28

 Registration statement and

  prospectus                            120              79                  151              35

 Postage, stationery and

  supplies                              170              106                 230              52

 Trustees' fees                         41               26                  54               12

 Auditing and legal fees                32               22                  41               12

 Custodian fee                          233              1,170               285              65

 Taxes other than federal

  income tax                            36               24                  49               11

 Other expenses                         21               33                  26               8

                                        ----------       ----------          ----------       ----------

                                        11,971           11,398              14,552           3,843

                                        ----------       ----------          ----------       ----------

 Net investment income                  23,635           40,140              88,796           30,480

                                        ----------       ----------          ----------       ----------

REALIZED GAIN (LOSS) AND

 UNREALIZED APPRECIATION

 ON INVESTMENTS:



Realized gain (loss) before

 non-U.S. taxes                         259,039          35,433              160,279          30,610

Non-U.S. taxes                           -               (488)                -                -

                                        ----------       ----------          ----------       ----------

 Net realized gain (loss)               259,039          34,945              160,279          30,610

                                        ----------       ----------          ----------       ----------

Net change in unrealized

 appreciation (depreciation):

 Beginning of year                      322,212          111,219             139,391          (7,649)

 End of year                            802,436          194,315             830,850          122,165

                                        ----------       ----------          ----------       -----------

  Net unrealized appreciation           480,224          83,096              691,459          129,814

                                        ----------       ----------          ----------       -----------

Net realized gain (loss) and

 unrealized appreciation

 on investments                         739,263          118,041             851,738          160,424

                                        ----------       ----------          ----------       -----------

NET INCREASE IN

 NET ASSETS RESULTING

 FROM OPERATIONS                        $762,898         $158,181            $940,534         $190,904

                                        =========        ===========         =========        =========



                                                         U.S.

                                        High-            Government/         Cash

                                        Yield            AAA-Rated           Manage-

                                        Bond             Securities          ment

                                        Fund             Fund                Fund             Total

                                        ----------       --------------      ----------       ---------
                                                         -

INVESTMENT INCOME:

Income:

 Dividends                              $1                -                   -               $138,977

 Interest                               49,461           $39,926             $11,661          186,887

                                        ----------       ----------          ----------       ----------

                                        49,462           39,926              11,661           325,864

                                        ----------       ----------          ----------       ----------

Expenses:

 Management services fee                2,350            2,550               907              44,124

 Reports to shareholders                17               19                  8                347

 Registration statement and

  prospectus                            22               26                  11               444

 Postage, stationery and

  supplies                              31               35                  14               638

 Trustees' fees                         8                9                   4                154

 Auditing and legal fees                9                10                  6                132

 Custodian fee                          46               45                  17               1,861

 Taxes other than federal

  income tax                            7                8                   4                139

 Other expenses                         6                6                   3                103

                                        ----------       ----------          ----------       ----------

                                        2,496            2,708               974              47,942

                                        ----------       ----------          ----------       ----------

 Net investment income                  46,966           37,218              10,687           277,922

                                        ----------       ----------          ----------       ----------

REALIZED GAIN (LOSS) AND

 UNREALIZED APPRECIATION

 ON INVESTMENTS:



Realized gain (loss) before

 non-U.S. taxes                         (11,260)         (5,497)              -               468,604

Non-U.S. taxes                           -                -                   -               (488)

                                        ----------       ----------          ----------       ----------

 Net realized gain (loss)               (11,260)         (5,497)              -               468,116

                                        ----------       ----------          ----------       ----------

Net change in unrealized

 appreciation (depreciation):

 Beginning of year                      (42,565)         (25,324)             -               497,284

 End of year                            4,599            12,531               -               1,966,896

                                        ----------       --------------      ----------       ----------
                                                         -

  Net unrealized appreciation           47,164           37,855               -               1,469,612

                                        ----------       --------------      ----------       ----------
                                                         -

Net realized gain (loss) and

 unrealized appreciation

 on investments                         35,904           32,358               -               1,937,728

                                        ----------       --------------      ----------       ----------
                                                         -

NET INCREASE IN

 NET ASSETS RESULTING

 FROM OPERATIONS                        $82,870          $69,576             $10,687          $2,215,650

                                        =========        ==============      =========        =========
                                                         =




See Notes to Financial Statements
American Variable Insurance Series

FINANCIAL STATEMENTS

Statement of Changes in Net Assets
for the year ended November 30, 1995
(dollars in thousands)

                                                                 Inter-           Growth-         Asset

                                                Growth           national         Income          Allocation

                                                Fund             Fund             Fund            Fund

----------------------------------              --------         --------         --------        ---------

OPERATIONS:

Net investment income                           $23,635          $40,140          $88,796         $30,480

Net realized gain (loss) on investments         259,039          34,945           160,279         30,610

Net unrealized appreciation

 on investments                                 480,224          83,096           691,459         129,814

                                                --------         --------         --------        ---------

 Net increase in net assets

  resulting from operations                     762,898          158,181          940,534         190,904

                                                --------         --------         --------        ---------

DIVIDENDS AND

 DISTRIBUTIONS PAID TO

 SHAREHOLDERS:

Dividends from net investment income            (20,133)         (37,537)         (85,055)        (29,507)

Distributions from net realized

 gain on investments                            (51,801)         (44,136)         (112,521)       (9,640)

                                                --------         --------         --------        ---------

Total dividends and distributions               (71,934)         (81,673)         (197,576)       (39,147)

                                                --------         --------         --------        ---------

CAPITAL SHARE

 TRANSACTIONS:

Proceeds from shares sold:

 14,348,086; 19,173,422; 13,715,393;

 6,084,975; 7,379,725; 6,989,389;

 20,995,679 and 88,686,669 shares,

 respectively                                   528,750          254,241          387,075         76,296

Proceeds from shares issued in

 reinvestment of net investment

 income dividends and distributions

 of net realized gain on investments:

 2,225,519; 6,335,172; 7,750,200;

 3,296,555; 3,356,613; 3,279,414;

 937,931 and 27,181,404 shares,

 respectively                                   71,934           81,673           197,576         39,147

Cost of shares repurchased:

 4,610,567; 8,773,846; 4,174,136;

 2,877,501; 2,819,500; 6,063,251;

 24,444,114 and 53,762,915 shares,

 respectively                                   (164,548)        (113,837)        (114,706)       (34,878)

 Net increase (decrease) in net                 --------         --------         --------        ---------

  assets resulting from capital share

  transactions                                  436,136          222,077          469,945         80,565

                                                --------         --------         --------        ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS         1,127,100        298,585          1,212,903       232,322



NET ASSETS:

Beginning of year                               $2,027,341       $1,404,886       $2,740,366      $637,370

                                                --------         --------         --------        ---------

End of year (including

 undistributed net investment

 income: $8,057; $9,938; $24,939;

 $8,506; $12,657; $9,659; $2,486

 and $76,242, respectively)                     $3,154,441       $1,703,471       $3,953,269      $869,692

                                                ========         ========         ========        =========

                                                                 U.S.

                                                                 Government/

                                                High-Yield       AAA-Rated        Cash

                                                Bond             Securities       Management

                                                Fund             Fund             Fund            Total

----------------------------------              --------         --------         --------        ---------

OPERATIONS:

Net investment income                           $ 46,966         $ 37,218         $10,687         $277,922

Net realized gain (loss) on investments         (11,260)         (5,497)           -              468,116

Net unrealized appreciation

 on investments                                 47,164           37,855            -              1,469,612

                                                --------         --------         --------        ---------

 Net increase in net assets

  resulting from operations                     82,870           69,576           10,687          2,215,650

                                                --------         --------         --------        ---------

DIVIDENDS AND

 DISTRIBUTIONS PAID TO

 SHAREHOLDERS:

Dividends from net investment income            (44,378)         (36,115)         (10,344)        (263,069)

Distributions from net realized

 gain on investments                             -                -                -              (218,098)

                                                --------         --------         --------        ---------

Total dividends and distributions               (44,378)         (36,115)         (10,344)        (481,167)

                                                --------         --------         --------        ---------

CAPITAL SHARE

 TRANSACTIONS:

Proceeds from shares sold:

 14,348,086; 19,173,422; 13,715,393;

 6,084,975; 7,379,725; 6,989,389;

 20,995,679 and 88,686,669 shares,

 respectively                                   99,350           77,672           233,089         1,656,473

Proceeds from shares issued in

 reinvestment of net investment

 income dividends and distributions

 of net realized gain on investments:

 2,225,519; 6,335,172; 7,750,200;

 3,296,555; 3,356,613; 3,279,414;

 937,931 and 27,181,404 shares,

 respectively                                   44,378           36,115           10,344          481,167

Cost of shares repurchased:

 4,610,567; 8,773,846; 4,174,136;

 2,877,501; 2,819,500; 6,063,251;

 24,444,114 and 53,762,915 shares,

 respectively                                   (37,940)         (67,704)         (271,390)       (805,003)

 Net increase (decrease) in net                 --------         --------         --------        ---------

  assets resulting from capital share

  transactions                                  105,788          46,083           (27,957)        1,332,637

                                                --------         --------         --------        ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS         144,280          79,544           (27,614)        3,067,120



NET ASSETS:

Beginning of year                               $389,925         $462,737         $ 220,731       $7,883,356

                                                --------         --------         --------        ---------

End of year (including

 undistributed net investment

 income: $8,057; $9,938; $24,939;

 $8,506; $12,657; $9,659; $2,486

 and $76,242, respectively)                     $534,205         $542,281         $ 193,117       $10,950,476

                                                ========         ========         ========        =========


See Notes to Financial Statements
American Variable Insurance Series
Financial Statements

Statement of Changes in Net Assets
for the year ended November 30, 1994
(dollars in thousands)

                                                                 Inter-          Growth-         Asset

                                               Growth            national        Income          Allocation

                                               Fund              Fund            Fund            Fund

----------------------------------             ---------         --------        --------        ---------

OPERATIONS:

Net investment income                          $15,017           $24,404         $71,607         $28,340

Net realized gain (loss) on                    52,610            43,558          112,012         9,504
investments

Net unrealized appreciation

 (depreciation) on investments                 (15,930)          21,617          (105,971)       (41,610)

                                               ---------         --------        --------        ---------

 Net increase (decrease) in net

  assets resulting from operations             51,697            89,579          77,648          (3,766)

                                               ---------         --------        --------        ---------

DIVIDENDS AND

 DISTRIBUTIONS PAID TO

 SHAREHOLDERS:

Dividends from net investment income           (14,164)          (18,349)        (66,032)        (27,518)

Distributions from net realized

 gain on investments                           (59,961)          (15,818)        (83,551)        (8,793)

                                               ---------         --------        --------        ---------

Total dividends and distributions              (74,125)          (34,167)        (149,583)       (36,311)

                                               ---------         --------        --------        ---------

CAPITAL SHARE

 TRANSACTIONS:

Proceeds from shares sold:

 14,010,480; 43,466,926; 13,134,545;

 7,970,745; 6,513,155; 4,821,568;

 28,332,973 and 118,250,392 shares,

 respectively                                  448,195           581,497         337,011         92,993

Proceeds from shares issued in

 reinvestment of net investment

 income dividends and distributions

 of net realized gain on investments:

 2,334,569; 2,609,004; 5,881,586;

 3,143,664; 2,912,711; 3,038,723;

 552,766 and 20,473,023 shares,

 respectively                                  74,125            34,167          149,583         36,311

Cost of shares repurchased:

 6,590,651; 7,999,702; 4,320,323;

 2,577,232; 4,132,973; 6,589,305;

 27,641,214 and 59,851,400 shares,

 respectively                                  (209,659)         (106,589)       (110,017)       (29,742)

 Net increase in net assets                    ---------         --------        --------        ---------

  resulting from capital share

  transactions                                 312,661           509,075         376,577         99,562

                                               ---------         --------        --------        ---------

TOTAL INCREASE (DECREASE) IN NET               290,233           564,487         304,642         59,485
ASSETS



NET ASSETS:

Beginning of year                              $1,737,108        $840,399        $2,435,724      $577,885

                                               ---------         --------        --------        ---------

End of year (including

 undistributed net investment

 income: $4,555; $7,823; $21,198;

 $7,533; $10,069; $8,556; $2,143

 and $61,877, respectively)                    $2,027,341        $1,404,886      $2,740,366      $637,370

                                               =========         ========        ========        =========

                                                                 U.S.

                                                                 Government
                                                                 /

                                               High-Yield        AAA-Rated       Cash

                                               Bond              Securities      Management

                                               Fund              Fund            Fund            Total

----------------------------------             ---------         --------        --------        ---------

OPERATIONS:

Net investment income                          $ 37,246          $ 32,510        $  7,112        $  216,23

Net realized gain (loss) on                    (27)              (2,512)          -              215,145
investments

Net unrealized appreciation

 (depreciation) on investments                 (61,207)          (53,355)         -              (256,456)

                                               ---------         --------        --------        ---------

 Net increase (decrease) in net

  assets resulting from operations             (23,988)          (23,357)        7,112           174,925

                                               ---------         --------        --------        ---------

DIVIDENDS AND

 DISTRIBUTIONS PAID TO

 SHAREHOLDERS:

Dividends from net investment income           (34,372)          (31,462)        (6,080)         (197,977)

Distributions from net realized

 gain on investments                           (6,377)           (2,925)          -              (177,425)

                                               ---------         --------        --------        ---------

Total dividends and distributions              (40,749)          (34,387)        (6,080)         (375,402)

                                               ---------         --------        --------        ---------

CAPITAL SHARE

 TRANSACTIONS:

Proceeds from shares sold:

 14,010,480; 43,466,926; 13,134,545;

 7,970,745; 6,513,155; 4,821,568;

 28,332,973 and 118,250,392 shares,

 respectively                                  93,032            55,095          313,018         1,920,841

Proceeds from shares issued in

 reinvestment of net investment

 income dividends and distributions

 of net realized gain on investments:

 2,334,569; 2,609,004; 5,881,586;

 3,143,664; 2,912,711; 3,038,723;

 552,766 and 20,473,023 shares,

 respectively                                  40,749            34,387          6,080           375,402

Cost of shares repurchased:

 6,590,651; 7,999,702; 4,320,323;

 2,577,232; 4,132,973; 6,589,305;

 27,641,214 and 59,851,400 shares,

 respectively                                  (57,974)          (74,350)        (304,971)       (893,302)

 Net increase in net assets                    ---------         --------        --------        ---------

  resulting from capital share

  transactions                                 75,807            15,132          14,127          1,402,941

                                               ---------         --------        --------        ---------

TOTAL INCREASE (DECREASE) IN NET               11,070            (42,612)        15,159          1,202,464
ASSETS



NET ASSETS:

Beginning of year                              $378,855          $505,349        $205,572        $6,680,892

                                               ---------         --------        --------        ---------

End of year (including

 undistributed net investment

 income: $4,555; $7,823; $21,198;

 $7,533; $10,069; $8,556; $2,143

 and $61,877, respectively)                    $389,925          $462,737        $220,731        $7,883,356

                                               =========         ========        ========        =========


See Notes to Financial Statements

Notes to Financial Statements

1. American Variable Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with seven different funds. The assets of each fund are segregated, with each fund accounted for separately. The following paragraphs summarize the significant accounting policies consistently followed by the series in the preparation of its financial statements:

 Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

 As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. The series does not amortize premiums on securities purchased. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

 Investment securities and other assets and liabilities denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the year. Purchases and sales of investment securities, income and expenses are calculated using the prevailing exchange rate as accrued. The series does not identify the portion of each amount shown in the series' statement of operations under the caption "Realized Gain (Loss) and Unrealized Appreciation on Investments" that arises from changes in non-U.S. currency exchange rates.

 Common expenses incurred by the series are allocated among the funds based upon relative net assets. In all other respects, expenses are charged to each fund as incurred on a specific identification basis.

 Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. Custodian fees for the series aggregated $1,861,000, of which $27,000 was paid by these credits rather than in cash.

2. It is the series' policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. There was no difference between book and tax realized gains on securities transactions for the year ended November 30, 1995. The High-Yield Bond Fund and the U.S. Government/AAA-Rated Securities Fund had available at November 30, 1995 capital loss carryforwards totaling $9,307,000 and $7,165,000 respectively, which may be used to offset capital gains realized during subsequent years through November 30, 2003. It is the intention of these funds not to make distributions from capital gains while there are capital loss carryforwards. For book and federal income tax purposes, the amounts of unrealized appreciation and depreciation and the cost of portfolio securities at November 30, 1995 were as follows:

(dollars in thousands)

                                                                                              Asset

                                     Growth             Interna-           Growth-Income      Allocation

                                     Fund               tional Fund        Fund               Fund





Unrealized

 appreciation                        $  868,821         $  257,761         $  869,261         $ 128,961

Unrealized

 depreciation                        66,385             63,415             38,411             6,796

Net unrealized

 appreciation                        802,436            194,346            830,850            122,165

Cost of portfolio

 securities                          2,348,914          1,509,190          3,092,802          743,774









                                     High-Yield         U.S.               Cash
                                                        Government/

                                     Bond               AAA-Rated          Management

                                     Fund               Securities         Fund               Total
                                                        Fund





Unrealized

 appreciation                        $ 15,665           $ 16,770            -                 $2,157,239

Unrealized

 depreciation                        11,066             4,239               -                 190,312

Net unrealized

 appreciation                        4,599              12,531              -                 1,966,927

Cost of portfolio

 securities                          528,075            520,482            $203,315           8,946,552


3. The fees for management services were paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following annual rates: Growth Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.37% of such assets in excess of $2.0 billion; Growth-Income Fund
- 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; and 0.32% of such assets in excess of $2.5 billion; Asset Allocation Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.42% of such assets in excess of $600 million; High-Yield Bond Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.46% of such assets in excess of $600 million; U.S. Government/AAA-Rated Securities Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.40% of such assets in excess of $600 million; Cash Management Fund - 0.50% of the first $100 million of average net assets; 0.42% of such assets in excess of $100 million but not exceeding $400 million; and 0.38% of such assets in excess of $400 million. For the International Fund, the Board of Trustees has approved an amended Investment Advisory and Service Agreement containing a reduced fee schedule. Effective December 1, 1994, the amended agreement provides for reduced fees at the following annual rates:
0.90% of the first $60 million of average net assets; 0.78% of such assets in excess of $60 million but not exceeding $600 million; 0.60% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.48% of such assets in excess of $1.2 billion but not exceeding $2 billion; and 0.465% of such assets in excess of $2 billion.

 Trustees of the series who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of November 30, 1995, aggregate amounts deferred were $50,000.

4.  (dollars in thousands)





                                                                                              Asset

                                    Growth              Interna-           Growth-Income      Allocation

                                    Fund                tional Fund        Fund               Fund

As of November 30,

 1995:

Accumulated

 undistributed

 net realized

 gain (loss) on

 investments                        $258,402            $34,659/1/         $158,883           $30,419

Paid-in capital                     2,085,546           1,464,559          2,938,597          708,602

For the year

 ended November 30,

 1995:

Purchases of

 investment

 securities/2/                      890,949             375,683            867,384            340,041

Sales of invest-

 ment securities/2/                 789,487             294,525            763,232            280,803













                                    High-Yield          U.S.               Cash
                                                        Government/

                                    Bond                AAA-Rated          Management

                                    Fund                Securities         Fund               Total
                                                        Fund

As of November 30,

 1995:

Accumulated

 undistributed

 net realized

 gain (loss) on

 investments                        $(11,357)           $(8,139)            -                 $462,867

Paid-in capital                     528,306             528,230            $190,631           8,444,471

For the year

 ended November 30,

 1995:

Purchases of

 investment

 securities/2/                      224,774             202,086             -                 2,900,917

Sales of invest-

 ment securities/2/                 138,132             128,005             -                 2,394,184




/1/ The fund reclassified permanent book and tax differences relating to shareholder distributions of $488,000 from undistributed net investment income to undistributed net realized gains for the year ended November 30, 1995.

/2/Excludes short-term securities.

5. Dividend and interest income for the International Fund is recorded net of non-U.S. taxes paid. For the year ended November 30, 1995, such non-U.S. taxes were $3,803,000. Net realized currency losses on dividends, interest, and withholding taxes reclaimable were $35,000 for the year ended November 30, 1995.

PER-SHARE
DATA AND
RATIOS

                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

GROWTH FUND



1991        $19.98         $ .41         $4.48             $4.89           $(.47)           $(.22)

1992        24.18           .29           4.25              4.54            (.31)1/1/        -

1993        28.41           .25           4.13              4.38            (.24)            (.21)

1994        32.34           .24            .69              .93             (.24)            (1.09)

1995        31.94           .33          10.63              10.96           (.29)            (.80)



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(.69)         $24.18        24.90%            $ 700            .56%            1.94%          9.83%

1992         (.31)          28.41        18.90             1,212            .53             1.15           11.15

1993         (.45)          32.34        15.59             1,737            .50              .86           20.40

1994        (1.33)          31.94        2.92              2,027            .49              .78           29.58

1995        (1.09)          41.81        35.35             3,154            .47              .92           35.47





INTERNATIONAL FUND


                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

-----       ---------      --------      ---------         ---------       ---------        ---------
                           -



1991        $9.45          $ .22         $.59              $.81            $(.24)            -

1992        10.02           .19           (.09)             .10             (.21)           $(.02)

1993         9.89           .17           2.50              2.67            (.16)            -

1994        12.40           .25           1.04              1.29            (.20)            (.22)

1995        13.27           .34           1.02              1.36            (.33)            (.41)



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -



1991        $(.24)         $10.02        8.67%             $197            1.04%            2.62%          8.21%

1992         (.23)           9.89        .90               360             1.00             2.11           16.73

1993         (.16)          12.40        27.20             840              .96             1.75           17.70

1994         (.42)          13.27        10.48             1,405            .80             2.03           19.66

1995         (.74)          13.89        10.78             1,703            .75             2.64           24.66



GROWTH-INCOME FUND


                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

1991        $19.23         $ .75         $2.63             $3.38           $(.79)           $(.10)

1992         21.72          .65           2.74              3.39            (.67)            (.27)

1993         24.17          .63           2.12              2.75            (.63)            (.28)

1994         26.01          .68           .14               .82             (.65)            (.88)

1995         25.30          .73           7.20              7.93            (.73)            (1.03)



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(.89)         $21.72        17.83%            $1,022           .56%            3.80%          11.14%

1992         (.94)          24.17        15.90             1,704            .52             3.01           13.60

1993         (.91)          26.01        11.63             2,436            .49             2.66           24.93

1994         (1.53)         25.30        3.21              2,740            .47             2.72           29.26

1995         (1.76)         31.47        33.14             3,953            .44             2.70           26.91



ASSET ALLOCATION FUND


                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

1991        $9.50          $ .53         $1.11             $1.64           $(.55)            -

1992        10.59           .48           .94               1.42            (.49)           $ (.05)

1993        11.47           .51           .67               1.18            (.49)            (.15)

1994        12.01           .51           (.57)             (.06)           (.52)            (.18)

1995        11.25           .50          2.69               3.19            (.50)            (.17)



                                                                                            RATIO

                           NET ASSET                                       NET ASSETS,      OF NET

            TOTAL          VALUE,                          END OF          EXPENSES         INCOME TO      PORTFOLIO

            DISTRI-        END OF        TOTAL             YEAR (IN        TO AVERAGE       AVERAGE        TURNOVER

            BUTIONS        YEAR          RETURN            MILLIONS)       NET ASSETS       NET ASSETS     RATE

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(.55)         $10.59        17.63%            $194             .59%            5.56%          15.08%

1992         (.54)          11.47        13.69             359              .57             4.73           19.74

1993         (.64)          12.01        10.59             578              .55             4.66           19.01

1994         (.70)          11.25        (.54)             637              .53             4.55           36.13

1995         (.67)          13.77        29.45             870              .52             4.11           39.89



HIGH-YIELD BOND FUND


                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

1991        $11.83         $1.17         $1.78             $2.95           $(1.25)           -

1992         13.53         1.10           .62               1.72            (1.08)           -

1993         14.17         1.09           1.20              2.29            (1.10)          $ (.19)

1994         15.17         1.27           (2.07)            (.80)           (1.23)           (.25)

1995         12.89         1.32           1.10              2.42            (1.32)           -



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(1.25)        $13.53        26.22%            $107             .63%            9.81%          18.07%

1992         (1.08)         14.17        13.14             197              .59             8.88           47.44

1993         (1.29)         15.17        17.09             379              .56             8.18           34.05

1994         (1.48)         12.89        (5.71)            390              .54             9.37           38.46

1995         (1.32)         13.99        19.81             534              .54             10.12          31.73



U.S. GOVERNMENT/AAA-RATED SECURITIES FUND




                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

1991        $10.66         $ .77         $ .58             $1.35           $(.79)            -

1992         11.22          .75          .32                1.07            (.76)            -

1993         11.53          .74          .68                1.42            (.75)           $ (.05)

1994         12.15          .76           (1.30)            (.54)           (.74)            (.07)

1995         10.80          .82          .71                1.53            (.81)            -



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(.79)         $11.22        13.24%            $240             .58%            7.91%          27.06%

1992         (.76)          11.53        9.83              360              .57             7.08           39.96

1993         (.80)          12.15        12.65             505              .55             6.42           21.69

1994         (.81)          10.80        (4.58)            463              .54             6.69           45.21

1995         (.81)          11.52        14.73             542              .54             7.37           30.11



CASH MANAGEMENT FUND


                                         Net realized      Total                            Distri-

                                         & unrealized      income          Dividends        butions

            Net asset      Net           gain              from            from net         from

Year        value,         invest-       (loss) on         invest-         invest-          net

ended       beginning      ment          invest-           ment            ment             realized

11/30       of year        income        ments             operations      income           gains

------      ---------      --------      ---------         ---------       ---------        ---------
                           -

1991        $11.14         $ .62         $.01              $.63            $(.66)            -

1992         11.11          .35          .01                .36             (.43)            -

1993         11.04          .29           -                 .29             (.31)            -

1994         11.02          .37          .02                .39             (.32)            -

1995         11.09          .63          (.02)              .61             (.59)            -



                                                                                            Ratio

                           Net asset                                       Net assets,      of net

            Total          value,                          end of          expenses         income to      Portfolio

            distri-        end of        Total             year (in        to average       average        turnover

            butions        year          return            millions)       net assets       net assets     rate

            ---------      --------      ---------         ---------       ---------        ---------      ---------
                           -

1991        $(.66)         $11.11        5.84%             $163             .58%            5.65%           -

1992         (.43)          11.04        3.31              197              .53             3.24            -

1993         (.31)          11.02        2.67              206              .51             2.57            -

1994         (.32)          11.09        3.59              221              .49             3.60            -

1995         (.59)          11.11        5.65              193              .49             5.37            -


/1/ Amount includes net realized short-term gains treated as net investment income for federal income tax purposes.

REPORT OF INDEPENDENT ACCOUNTANTS
_________________________________________________________________
To the Board of Trustees and Shareholders of American Variable Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Growth Fund, the International Fund, the Growth-Income Fund, the Asset Allocation Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Variable Insurance Series, hereafter referred to as the "Series") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above

PRICE WATERHOUSE LLP
Los Angeles, California
January 5, 1996

AMERICAN VARIABLE INSURANCE SERIES
BOARD OF TRUSTEES

CHARLES H. BLACK
Pacific Palisades, California
Private investor and consultant; former Executive Vice President and Director, KaiserSteel Corporation

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President and
Chief Executive Officer,
The Mission Group;
former President, Southern California Edison Company

JOE E. DAVIS
Encino, California
Private investor; former Chairman of the Board, Linear Corporation; former President and Chief Executive Officer, National Health Enterprises, Inc.

MARTIN FENTON, JR.
San Diego, California
Chairman of the Board, Senior Resource Group, Inc. (senior living centers management)

RICHARD H.M. HOLMES
Hillsborough, California
Retired; former Vice President,
Capital Research and Management Company

MARY MYERS KAUPPILA
Boston, Massachusetts
Founder and President,
Energy Investment, Inc.

JAMES F. ROTHENBERG
Los Angeles, California
President of the series
President and Director,
Capital Research and Management Company

THOMAS E. TERRY
Los Angeles, California
Chairman of the Board of the series
Consultant; former Vice President and Secretary,
Capital Research and Management Company

LEONARD WEIL retired from the Board of Trustees effective December 31, 1995. He had been a member of the Board since 1991. The Trustees thank him for his valuable contributions to the series.

OTHER OFFICERS
JAMES K. DUNTON
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

ABNER D. GOLDSTINE
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

MICHAEL J. DOWNER
Los Angeles, California
Vice President of the series
Senior Vice President - Fund Business Management Group,
Capital Research and Management Company

CLAUDIA P. HUNTINGTON
San Antonio, Texas
Vice President of the series
Senior Vice President,
Capital Research Company

STEVEN N. KEARSLEY
Brea, California
Vice President of the series
Vice President and Treasurer,
Capital Research and Management Company

DINA N. PERRY
Washington, D.C.
Vice President of the series
Vice President,
Capital Research and Management Company

JOHN H. SMET
Los Angeles, California
Vice President of the series
Vice President,
Capital Research and Management Company

CHAD L. NORTON
Los Angeles, California
Secretary of the series
Vice President - Fund Business Management Group,
Capital Research and Management Company

ROBERT P. SIMMER
Norfolk, Virginia
Treasurer of the series
Vice President - Fund Business Management Group,
Capital Research and Management Company

OFFICES OF THE SERIES AND OF THE INVESTMENT ADVISER, CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443
135 South State College Boulevard
Brea, California 92621-5804

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

COUNSEL
Morrison & Foerster
345 California Street
San Francisco, California 94104-2675

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
400 South Hope Street
Los Angeles, California 90071-2889

This report is for the information of American Variable Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Variable Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after March 31, 1996, this report must be accompanied by an American Legacy II Statistical Update for the most recently completed calendar quarter.

Litho in USA AGD/GRS/2861
(C)1996 American Funds Distributors, Inc.
Lit. No. VI-011-0196
American Variable Insurance Series